-----------------------------------
                                             OMB APPROVAL
                                             OMB Number: 3235-0570
                                             Expires: November 30, 2005
                                             Estimated average burden
                                             hours per response............. 5.0
                                             -----------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6340

                        Great Hall Investment Funds, Inc.
               (Exact name of registrant as specified in charter)

            100 South Fifth Street Suite 2300, Minneapolis, MN 55402
               (Address of principal executive offices) (Zip code)

           BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 614-470-8000

Date of fiscal year end: July 31, 2004

Date of reporting period: January 31, 2004

         Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                      GREAT HALL(R) INVESTMENT FUNDS, INC.



                               SEMI-ANNUAL REPORT
                                JANUARY 31, 2004






                                [GREAT HALL SEAL]




                            PRIME MONEY MARKET FUND
                       U.S. GOVERNMENT MONEY MARKET FUND
                           TAX-FREE MONEY MARKET FUND
                     INSTITUTIONAL PRIME MONEY MARKET FUND
                    INSTITUTIONAL TAX-FREE MONEY MARKET FUND

CONTENTS


Statements of Assets and Liabilities               2

Statements of Operations                           3

Statements of Changes in Net Assets                4

Notes to Financial Statements                      6

Schedules of Investments in Securities:

  Prime Money Market Fund                         12

  U.S. Government Money Market Fund               16

  Tax-Free Money Market Fund                      17

  Institutional Prime Money Market Fund           25

  Institutional Tax-Free Money Market Fund        26

Notes to Investments in Securities                32

                          GREAT HALL INVESTMENT FUNDS
--------------------------------------------------------------------------------



                              To Our Shareholders:

                              I am pleased to present the January 31, 2004
                              Semi-Annual Report for the Great Hall Prime, U.S.
       [PHOTO]                Government, Tax-Free, Institutional Prime, and
 RAYE KANZENBACH, CFA         Institutional Tax Free Money Market Funds, with
                              combined assets that exceed $10.8 billion. This report contains a statement of each Fund's financial condition as of January 31, 2004, which includes a detailed listing of the portfolio investments, and a statement of each Fund's operations and changes in net assets for the six-month period.

                              Short-term interest rates have remained quite steady since the beginning of the Funds' fiscal year on August 1, 2003. The Federal Reserve has kept the overnight fed funds rate at 1.00% since June 2003, which is its lowest level since 1958. This stable fed funds rate resulted in steady yields on money market instruments. Yields on the Great Hall Money Market Funds, therefore, showed very little change over the six-month period.

The Federal Reserve recently stated that although the economy is expanding briskly, inflation remains quite low, and therefore, the Federal Reserve can be "patient" in removing its accommodative monetary policy. In our view, this indicates that the Federal Reserve expects money market interest rates to remain low for a while longer.

Each of these Funds is managed in accordance with the stringent standards required by federal regulations for money market funds. We manage these Funds to meet the objectives of prudent investment management, safety of principal, and liquidity. We continue to invest only in high quality securities for the Great Hall Funds.

Thank you for your continued confidence in us. We will continue to manage these Funds using the conservative principles and high degree of care that you have come to expect from us.

Sincerely,

/s/ Raye Kanzenbach

Raye Kanzenbach
Chief Investment Officer
Great Hall Investment Funds

                      GREAT HALL FUNDS FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
JANUARY 31, 2004

                                                  PRIME          U.S. GOVERNMENT
                                                  MONEY               MONEY
                                               MARKET FUND         MARKET FUND
                                           ------------------- -----------------
ASSETS:
Investments, at market value (note 2),
 (amortized cost $8,163,618,371;
 $1,015,457,225; $992,709,262;
 $490,236,419 and $315,069,481,
 respectively)                               $ 8,163,618,371     $ 1,015,457,225
Cash in bank on demand deposit                        27,920              14,746
Accrued interest receivable                       16,001,536           1,674,914
                                             ---------------     ---------------
Total assets                                   8,179,647,827       1,017,146,885
                                             ---------------     ---------------
LIABILITIES:
Payable for investment
 securities purchased                            145,000,000          15,000,000
Accrued investment advisory fee                    2,844,826             322,248
Other accrued expenses                             1,091,815             403,387
                                             ---------------     ---------------
Total liabilities                                148,936,641          15,725,635
                                             ---------------     ---------------
Net assets applicable to outstanding
 capital stock                               $ 8,030,711,186     $ 1,001,421,250
                                             ===============     ===============
NET ASSETS REPRESENTED BY:
Capital stock -- authorized 100 billion
 shares of $.01 par value for each
 Fund, outstanding 8,030,711,186;
 1,001,421,250 and 981,894,692
 shares, respectively                        $    80,307,112     $    10,014,213
Capital stock -- authorized 10 billion
 shares of $.01 par value for each
 Fund, outstanding 481,735,304 and
 313,466,229 shares, respectively                         --                  --
                                             ---------------     ---------------
Additional paid-in capital                     7,950,404,074         991,407,038
                                             ---------------     ---------------
  Total -- representing net
   assets applicable to
   outstanding capital stock                 $ 8,030,711,186     $ 1,001,421,250
                                             ===============     ===============
Net asset value per share of
 outstanding capital stock                   $          1.00     $          1.00
                                             ===============     ===============

[WIDE TABLE CONTINUED FROM ABOVE]

                                                TAX-FREE        INST'L PRIME    INST'L TAX-FREE
                                                 MONEY             MONEY             MONEY
                                              MARKET FUND       MARKET FUND       MARKET FUND
                                           ----------------- ----------------- ----------------
ASSETS:
Investments, at market value (note 2),
 (amortized cost $8,163,618,371;
 $1,015,457,225; $992,709,262;
 $490,236,419 and $315,069,481,
 respectively)                               $ 992,709,262     $ 490,236,419    $ 315,069,481
Cash in bank on demand deposit                      29,189             8,145          214,168
Accrued interest receivable                      1,748,658         1,686,385          818,031
                                             -------------     -------------    -------------
Total assets                                   994,487,109       491,930,949      316,101,680
                                             -------------     -------------    -------------
LIABILITIES:
Payable for investment
 securities purchased                           12,000,000        10,000,000        2,480,000
Accrued investment advisory fee                    421,915            97,913           64,956
Other accrued expenses                             170,502            97,732           90,495
                                             -------------     -------------    -------------
Total liabilities                               12,592,417        10,195,645        2,635,451
                                             -------------     -------------    -------------
Net assets applicable to outstanding
 capital stock                               $ 981,894,692     $ 481,735,304    $ 313,466,229
                                             =============     =============    =============
NET ASSETS REPRESENTED BY:
Capital stock -- authorized 100 billion
 shares of $.01 par value for each
 Fund, outstanding 8,030,711,186;
 1,001,421,250 and 981,894,692
 shares, respectively                        $   9,818,947     $          --    $          --
Capital stock -- authorized 10 billion
 shares of $.01 par value for each
 Fund, outstanding 481,735,304 and
 313,466,229 shares, respectively                       --         4,817,353        3,134,662
                                             -------------     -------------    -------------
Additional paid-in capital                     972,075,745       476,917,951      310,331,567
                                             -------------     -------------    -------------
  Total -- representing net
   assets applicable to
   outstanding capital stock                 $ 981,894,692     $ 481,735,304    $ 313,466,229
                                             =============     =============    =============
Net asset value per share of
 outstanding capital stock                   $        1.00     $        1.00    $        1.00
                                             =============     =============    =============

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      GREAT HALL FUNDS FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS (UNAUDITED)
SIX MONTHS ENDED JANUARY 31, 2004

                                                   PRIME       U.S. GOVERNMENT      TAX-FREE     INST'L PRIME   INST'L TAX-FREE
                                                   MONEY            MONEY            MONEY           MONEY           MONEY
                                                MARKET FUND      MARKET FUND      MARKET FUND     MARKET FUND     MARKET FUND
                                              --------------- ----------------- --------------- -------------- ----------------
INCOME:
Interest                                       $ 46,023,348      $5,625,397      $  4,908,888     $2,669,984      $1,424,518
                                               ------------      ----------      ------------     ----------      ----------
EXPENSES (NOTE 4):
Investment advisory fee                          17,465,976       1,966,545         2,488,362        599,354         352,827
Distribution fee (12b-1)
 Reserve Share Class                                 66,208
Administrative services fee                                       1,314,673         1,244,180
 Investor Share Class                            10,235,929
 Reserve Share Class                                 66,207
Custodian fees                                        6,000           1,500             3,000          2,500           2,000
Accounting fees                                                      13,000            26,500         10,400          14,068
 Investor Share Class                                30,000
 Reserve Share Class                                  8,000
Sub-accounting fees                                                 390,025           231,216          9,822           3,847
 Investor Share Class                             6,874,283
 Reserve Share Class                                 67,550
Transfer agent fees                                                   6,000             8,500          6,300           3,500
 Investor Share Class                                 6,500
 Reserve Share Class                                 10,000
Reports to shareholders                             267,532          11,108            74,439         16,573          24,807
Directors' fees                                      12,000          12,000            12,000         12,000          12,000
Audit and legal fees                                 23,000           1,000            15,000          3,000             100
Registration fees                                                     5,000           150,000          4,000           7,274
 Investor Share Class                                 5,000
 Reserve Share Class                                  1,000
Administrative                                       86,250          14,866            22,000          8,500           3,000
Other expenses                                       12,900           2,500            12,500          3,300           2,600
                                               ------------      ----------      ------------     ----------      ----------
Total expenses                                   35,244,335       3,738,217         4,287,697        675,749         426,023
Less expenses waived or absorbed by Adviser      (5,894,256)         (4,230)       (1,200,664)            --              --
                                               ------------      ----------      ------------     ----------      ----------
Net expenses                                     29,350,079       3,733,987         3,087,033        675,749         426,023
                                               ------------      ----------      ------------     ----------      ----------
Net investment income                            16,673,269       1,891,410         1,821,855      1,994,235         998,495
Net increase in net assets resulting from
 operations                                    $ 16,673,269      $1,891,410      $  1,821,855     $1,994,235      $  998,495
                                               ============      ==========      ============     ==========      ==========

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      GREAT HALL FUNDS FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
SIX MONTHS ENDED JANUARY 31, 2004

                                                                      PRIME                            U.S. GOVERNMENT
                                                                MONEY MARKET FUND                     MONEY MARKET FUND
                                                      ------------------------------------    --------------------------------
                                                          SIX-MONTH                              SIX-MONTH
                                                         PERIOD ENDED         YEAR ENDED        PERIOD ENDED       YEAR ENDED
                                                         JANUARY 31,           JULY 31,         JANUARY 31,         JULY 31,
                                                             2004                2003               2004              2003
                                                      ----------------    ----------------    --------------    --------------
INCREASE/(DECREASE) IN NET ASSETS:
Operations:
 Net investment income                                $     16,673,269    $     67,001,976    $    1,891,410    $    7,709,864
                                                      ----------------    ----------------    --------------    --------------
 Net increase in net assets resulting from
  operations                                                16,673,269          67,001,976         1,891,410         7,709,864
                                                      ----------------    ----------------    --------------    --------------
 Distributions to shareholders from investment
  income -- net
  Investor Share Class                                     (16,645,876)        (66,650,947)       (1,891,410)       (7,689,597)
  Reserve Share Class                                          (27,393)           (351,029)               --           (20,267)
                                                      ----------------    ----------------    --------------    --------------
Total distributions to shareholders                        (16,673,269)        (67,001,976)       (1,891,410)       (7,709,864)
                                                      ----------------    ----------------    --------------    --------------
Capital share transactions at net asset value of
 $1.00 per share
  Proceeds from sales
   Investor Share Class                                  2,064,892,380       3,847,736,761       320,089,360       802,967,921
   Reserve Share Class                                      25,505,098         122,836,800                --         4,948,069
  Shares issued for reinvestment of distributions:
   Investor Share Class                                     16,645,876          66,650,947         1,891,410         7,689,597
   Reserve Share Class                                          27,393             351,029                --            20,267
  Payment for shares redeemed
   Investor Share Class                                 (2,162,144,417)     (4,327,979,149)     (380,623,772)     (838,501,022)
   Reserve Share Class                                    (133,424,939)        (62,194,582)               --       (17,728,483)
                                                      ----------------    ----------------    --------------    --------------
  Decrease in net assets from capital share
   transactions                                           (188,498,609)       (352,598,194)      (58,643,002)      (40,603,651)
                                                      ----------------    ----------------    --------------    --------------
Total decrease in net assets                              (188,498,609)       (352,598,194)      (58,643,002)      (40,603,651)
                                                      ----------------    ----------------    --------------    --------------
Net assets at beginning of period                        8,219,209,795       8,571,807,989     1,060,064,252     1,100,667,903
                                                      ----------------    ----------------    --------------    --------------
Net assets at end of period                           $  8,030,711,186    $  8,219,209,795    $1,001,421,250    $1,060,064,252
                                                      ================    ================    ==============    ==============

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      GREAT HALL FUNDS FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED) (CONTINUED)
SIX MONTHS ENDED JANUARY 31, 2004
                                          TAX-FREE
                                      MONEY MARKET FUND
                             -----------------------------------
                                SIX-MONTH
                               PERIOD ENDED        YEAR ENDED
                               JANUARY 31,          JULY 31,
                                   2004               2003
                             ---------------   -----------------
INCREASE/(DECREASE) IN
NET ASSETS:
Operations:
 Net investment income       $     1,821,855   $       5,980,004
                             ---------------   -----------------
 Net increase in net
  assets resulting
  from operations                  1,821,855           5,980,004
                             ---------------   -----------------
Distributions to
 shareholders
 from investment
 income -- net                    (1,821,855)         (5,980,004)
                             ---------------   -----------------
Total distributions to
 shareholders                     (1,821,855)         (5,980,004)
                             ---------------   -----------------
Capital share transactions
 at net asset value of
 $1.00 per share
 Proceeds from sales             705,052,779       1,067,794,724
  Shares issued for
   reinvestment of
   distributions                   1,821,855           5,980,004
  Payment for shares
   redeemed                     (671,085,423)     (1,036,742,832)
                             ---------------   -----------------
  Increase in net assets
   from capital share
   transactions                   35,789,211          37,031,896
                             ---------------   -----------------
Total increase/(decrease)
 in net assets                    35,789,211          37,031,896
                             ---------------   -----------------
Net assets at beginning
 of period                       946,105,481         909,073,585
                             ---------------   -----------------
Net assets at end
 of period                   $   981,894,692   $     946,105,481
                             ===============   =================

[WIDE TABLE CONTINUED FROM ABOVE]

                                    INSTITUTIONAL PRIME               INSTITUTIONAL TAX-FREE
                                     MONEY MARKET FUND                   MONEY MARKET FUND
                             ---------------------------------   ---------------------------------
                                SIX-MONTH                           SIX-MONTH
                               PERIOD ENDED       YEAR ENDED       PERIOD ENDED       YEAR ENDED
                               JANUARY 31,         JULY 31,        JANUARY 31,         JULY 31,
                                   2004              2003              2004              2003
                             ---------------   ---------------   ---------------   ---------------
INCREASE/(DECREASE) IN
NET ASSETS:
Operations:
 Net investment income       $     1,994,235   $     5,847,762   $       998,495   $     2,156,996
                             ---------------   ---------------   ---------------   ---------------
 Net increase in net
  assets resulting
  from operations                  1,994,235         5,847,762           998,495         2,156,996
                             ---------------   ---------------   ---------------   ---------------
Distributions to
 shareholders
 from investment
 income -- net                    (1,994,235)       (5,847,762)         (998,495)       (2,156,996)
                             ---------------   ---------------   ---------------   ---------------
Total distributions to
 shareholders                     (1,994,235)       (5,847,762)         (998,495)       (2,156,996)
                             ---------------   ---------------   ---------------   ---------------
Capital share transactions
 at net asset value of
 $1.00 per share
 Proceeds from sales             328,067,602       739,486,873       275,655,380       398,822,967
  Shares issued for
   reinvestment of
   distributions                   1,994,235         5,847,762           998,495         2,156,996
  Payment for shares
   redeemed                     (350,914,888)     (691,946,616)     (207,201,897)     (350,141,125)
                             ---------------   ---------------   ---------------   ---------------
  Increase in net assets
   from capital share
   transactions                  (20,853,051)       53,388,019        69,451,978        50,838,838
                             ---------------   ---------------   ---------------   ---------------
Total increase/(decrease)
 in net assets                   (20,853,051)       53,388,019        69,451,978        50,838,838
                             ---------------   ---------------   ---------------   ---------------
Net assets at beginning
 of period                       502,588,355       449,200,336       244,014,251       193,175,413
                             ---------------   ---------------   ---------------   ---------------
Net assets at end
 of period                   $   481,735,304   $   502,588,355   $   313,466,229   $   244,014,251
                             ===============   ===============   ===============   ===============

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.  ORGANIZATION

    Great Hall Investment Funds, Inc. (the Company) was incorporated on June 24, 1991 and is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company and presently includes five funds: the Prime, U.S. Government, Tax-Free, Institutional Prime, and Institutional Tax-Free Money Market Funds (the Funds). The initially offered class for the Prime, U.S. Government, and Tax-Free Money Market Funds is referred to as the Investor Share Class. Effective July 30, 2001, these Funds were authorized to offer an additional class of shares, referred to as the Reserve Share Class. The Tax-Free Money Market Fund has not issued Reserve Shares. Effective October 31, 2002, U.S. Government Money Market Fund discontinued offering Reserve Shares and converted any existing shares to Investor Shares. Effective October 31, 2003, the Prime Money Market Fund discontinued offering the Reserve Shares and converted any existing Reserve Shares to Investor Shares. The two classes of shares differed principally in their respective service and distribution expenses and arrangements. Both classes had identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The Company's articles of incorporation permit the board of directors to create additional funds in the future.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The significant accounting policies followed by the Funds are as follows:

    INVESTMENTS IN SECURITIES
    Pursuant to Rule 2a-7 under the Investment Company Act of 1940 (as amended), securities are valued at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1.00 per share.

    Security transactions are accounted for on the date the securities are purchased or sold. Interest income, including amortization of discount and premium, is accrued daily.

    USE OF ESTIMATES
    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    FEDERAL TAXES
    The Funds' policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no income tax provision is required. Each Fund is treated as a separate entity for federal income tax purposes. In addition, on a calendar-year basis, each Fund intends to distribute substantially all of its net investment income and realized gains, if any, to avoid payment of any federal excise taxes.

    INCOME AND EXPENSE RECOGNITION
    Interest income is accrued daily and is determined on the basis of interest or discount earned on short-term investments. Estimated expenses are accrued daily.

    Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative portion of net assets of each class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

    DISTRIBUTIONS TO SHAREHOLDERS
    Distributions to shareholders from net investment income are declared daily and paid monthly through reinvestment in additional shares of the Funds at net asset value.

    CREDIT QUALITY
    Federal regulations require money market funds to meet strict quality standards. The Funds have adopted policies to ensure that they meet each of these standards. Money market funds must invest exclusively in high quality securities. To be considered high quality, a security generally must be rated in one of the two highest short-term credit quality categories by a nationally recognized rating organization such as Standard & Poors Corporation or Moody's Investors Service, Inc. If a security is unrated, the money market fund's investment adviser must consider it to be of comparable quality to a rated security.

    The Funds maintain even higher standards. For example, the Funds do not invest in unrated securities. Additionally, Prime Money Market Fund, Government Money Market Fund, and Institutional Prime Money Market Fund invest only in securities that have received the highest short-term rating from at least two rating organizations, and Tax-Free Fund and Institutional Tax-Free Fund invest only in securities that have received the highest short-term rating from at least one rating organization.

    REPURCHASE AGREEMENTS
    The Funds may enter into repurchase agreements with member banks of the Federal Reserve or registered broker dealers who are deemed creditworthy under guidelines approved by the Funds' Board of Directors, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

    Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreement. The Funds have procedures in place for all agreements to ensure that the daily market value of the collateral is in excess of the repurchase agreement in the event of default.

--------------------------------------------------------------------------------

3.  INVESTMENT SECURITY TRANSACTIONS

    Cost of purchases and proceeds from sales of securities from August 1, 2003 to January 31, 2004 were as follows:

                                               PURCHASES         SALES PROCEEDS
-------------------------------------------------------------------------------
    Prime Fund                            $19,706,389,210      $19,783,115,990
    U.S. Government Fund                    2,804,393,716        2,858,780,278
    Tax-Free Fund                           1,253,762,279        1,247,574,884
    Institutional Prime Fund                1,533,472,034        1,559,684,070
    Institutional Tax-Free Fund               479,613,814          416,864,512

4.  FEES AND EXPENSES

    The Company has entered into an investment advisory agreement with Voyageur Asset Management Inc. (VAM), a wholly-owned subsidiary of RBC Dain Rauscher Corp., under which VAM manages each Fund's assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each Fund to pay VAM a monthly fee based upon average daily net assets. The fee for the Prime Money Market Fund is equal to an annual rate of 0.55% of the first $700 million in net assets and then decreasing in reduced percentages to 0.40% of net assets in excess of $2 billion. The fee for the U.S. Government Money Market Fund is equal to an annual rate of 0.50% of the first $100 million in net assets and then decreasing in reduced percentages to 0.35% of net assets in excess of $300 million. The fee for the Tax-Free Money Market Fund is equal to an annual rate of 0.50% of net assets. The fees for both the Institutional Prime and Institutional Tax-Free Money Market Funds are equal to an annual rate of 0.25% of net assets.

    Each of the five Funds has entered into sub-accounting agreements with affiliate RBC Dain Rauscher Inc. (DRI) where DRI performs various transfer and dividend disbursing agent services. The fee, which is paid monthly to DRI for providing such service, is equal to an annual rate of $24 per shareholder account plus certain out-of-pocket expenses. Each class of shares in the Prime, U.S. Government, and Tax-Free Money Market Funds also pays an administrative services fee of 0.25% of net assets per annum for administrative services provided by VAM.

    Each of the Prime, U.S. Government, and Tax-Free Money Market Funds has adopted a Plan of Distribution under Rule 12b-1 of the 1940 Act with respect to its Reserve Share Class. Under the Plan of Distribution, each Reserve Share Class was required to pay DRI an annual fee of 0.25% of average daily net assets of any outstanding shares which was accrued daily and paid monthly.

    VAM has entered into a contractual expense limitation agreement with the Prime, U.S. Government, and Tax-Free Money Market Funds under which it will waive and/or reimburse certain expenses associated with operating the respective Fund through November 30, 2004 in order to limit the Fund's total operating expenses for the Prime Money Market Fund -- Investor Share Class, U.S. Government Money Market Fund, and Tax-Free Money Market Fund to an annual rate of 0.71%, 0.71% and 0.62%, respectively, of the average daily net assets of the relevant class. Through October 31, 2003, the Prime Money Market Fund -- Reserve Share Class had total operating expenses of 1.00% of the average daily net assets. Pursuant to this arrangement, VAM's contractual obligation to waive and/or reimburse expenses is limited to 0.25% per annum of the respective Fund's average daily net assets. VAM may voluntarily waive and/or reimburse additional Fund operating expenses from time to time. Any such voluntary program may be changed or eliminated at any time without notice. Expenses waived in the current year include administrative services and distribution fees.

    In addition to the investment advisory fee and the shareholder account servicing fee, and the administrative services fees applicable to certain Funds, each Fund is responsible for paying other operating expenses including outside directors' fees and expenses, custodian fees, registration fees, printing and shareholder reports, transfer agent fees and expenses, legal, auditing and accounting services, organizational costs, insurance, interest and other miscellaneous expenses.

5.  SUBSEQUENT EVENTS

    In February 2004, proxy statements were mailed to shareholders of the Funds containing certain proposals to be considered at a special meeting of shareholders that is scheduled to occur on or about March 26, 2004. Among the matters to be considered by shareholders of the Funds are: (a) electing trustees; (b) modifying certain investment restrictions; and (c) reorganizing the Funds as a separate series of a new Delaware statutory trust, the Tamarack Funds Trust.

--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS

    Per share data for a share of capital stock outstanding throughout each period and selected information for the period are as follows:

                                             PRIME MONEY MARKET FUND
                         ---------------------------------------------------------------
                              SIX-MONTH         THREE-MONTH
                            PERIOD ENDED       PERIOD ENDED
                             JANUARY 31,        OCTOBER 31,           YEAR ENDED
                          2004 (UNAUDITED)   2003 (UNAUDITED)        JULY 31, 2003
                         ------------------ ------------------ -------------------------
                              INVESTOR            RESERVE        INVESTOR      RESERVE
                                SHARE              SHARE           SHARE        SHARE
                                CLASS              CLASS           CLASS        CLASS
                         ------------------ ------------------ ------------ ------------
Net asset value,
 beginning of period         $    1.00          $    1.00        $   1.00     $   1.00
                             ---------          ---------        --------     --------
Net investment income             0.01               0.01            0.01         0.01
Distributions from net
 investment income               (0.01)             (0.01)          (0.01)       (0.01)
                             ---------          ---------        --------     --------
Net asset value, end of
 period                      $    1.00          $    1.00        $   1.00     $   1.00
                             =========          =========        ========     ========
Total return                       0.2%               0.1%            0.8%         0.5%
Net assets, end of
 period (millions)           $   8,031          $      --        $  8,111     $    108
Ratio of net expenses
 to average net
 assets(c)                        0.71%(d)           1.01%           0.71%        1.00%
Ratio of net investment
 income to average
 net assets(c)                    0.41%(d)           0.10%(d)        0.80%        0.46%

[WIDE TABLE CONTINUED FROM ABOVE]

                                                   PRIME MONEY MARKET FUND
                         ----------------------------------------------------------------------------
                                                PERIOD FROM
                             YEAR ENDED      MARCH 1, 2002(b)                YEAR ENDED
                          JULY 31, 2002(a)   TO JULY 31, 2002                 JULY 31,
                         ------------------ ------------------ --------------------------------------
                              INVESTOR            RESERVE
                                SHARE              SHARE
                                CLASS              CLASS           2001         2000         1999
                         ------------------ ------------------ ------------ ------------ ------------
Net asset value,
 beginning of period          $   1.00          $    1.00        $   1.00     $   1.00     $   1.00
                              --------          ---------        --------     --------     --------
Net investment income             0.02               0.01            0.05         0.05         0.05
Distributions from net
 investment income               (0.02)             (0.01)          (0.05)       (0.05)       (0.05)
                              --------          ---------        --------     --------     --------
Net asset value, end of
 period                       $   1.00          $    1.00        $   1.00     $   1.00     $   1.00
                              ========          =========        ========     ========     ========
Total return                       1.7%               0.4%            5.1%         5.3%         4.6%
Net assets, end of
 period (millions)            $  8,524          $      48        $  5,282     $  4,852     $  4,523
Ratio of net expenses
 to average net
 assets(c)                        0.69%              1.00%(d)        0.62%        0.63%        0.61%
Ratio of net investment
 income to average
 net assets(c)                    1.66%              0.94%(d)        5.11%        5.32%        4.62%

(a) Prior to March 1, 2002, the only publicly offered class was the Investor Share Class. Effective October 31, 2003, the Fund discontinued offering the Reserve Shares and converted any existing Reserve Shares to Investor Shares.
(b) Commencement of operations.
(c) Various fees and expenses were waived or absorbed in both share classes by VAM for the Prime Money Market Fund during the respective periods ended July 31, 2002, July 31, 2003, October 31, 2003 and January 31, 2004. Had the Fund paid all expenses, the respective ratios of net expenses and net investment income to average net assets would have been 0.86%/0.26% for the Investor Share Class for the period ended January 31, 2004, 1.50%/(0.40)% for the Reserve Share Class for the period ended October 31, 2003, 0.90%/0.61% for the Investor Share Class and 1.50%/(0.04)% for the Reserve Share Class for the period ended July 31, 2003, and 0.73%/1.61% for the Investor Share Class and 1.84%/0.10% for the Reserve Share Class for the period ended July 31, 2002.
(d) Figures were adjusted to an annualized basis.

--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                   U.S. GOVERNMENT MONEY MARKET FUND
                         -----------------------------------------------------
                              SIX-MONTH                         THREE-MONTH
                            PERIOD ENDED                       PERIOD ENDED
                             JANUARY 31,       YEAR ENDED       OCTOBER 31,
                          2004 (UNAUDITED)   JULY 31, 2003   2002 (UNAUDITED)
                         ------------------ --------------- ------------------
                              INVESTOR          INVESTOR          RESERVE
                                SHARE            SHARE             SHARE
                                CLASS            CLASS             CLASS
                         ------------------ --------------- ------------------
Net asset value,
 beginning of period         $    1.00         $   1.00         $    1.00
                             ---------         --------         ---------
Net investment income             0.01             0.01              0.01
Distributions from net
 investment income               (0.01)           (0.01)            (0.01)
                             ---------         --------         ---------
Net asset value, end
 of period                   $    1.00         $   1.00         $    1.00
                             =========         ========         =========
Total return                       0.2%             0.7%              0.2%
Net assets, end of
 period (millions)           $   1,001         $  1,060         $      --
Ratio of net expenses
 to average net
 assets(c)                        0.71%(d)         0.71%             1.00%(d)
Ratio of net investment
 income to average
 net assets(c)                    0.36%(d)         0.70%             0.74%(d)

[WIDE TABLE CONTINUED FROM ABOVE]

                                              U.S. GOVERNMENT MONEY MARKET FUND
                         ----------------------------------------------------------------------------
                                                PERIOD FROM
                             YEAR ENDED      MARCH 1, 2002(b)                YEAR ENDED
                          JULY 31, 2002(a)   TO JULY 31, 2002                 JULY 31,
                         ------------------ ------------------ --------------------------------------
                              INVESTOR            RESERVE
                                SHARE              SHARE
                                CLASS              CLASS           2001         2000         1999
                         ------------------ ------------------ ------------ ------------ ------------
Net asset value,
 beginning of period          $   1.00          $    1.00        $   1.00     $   1.00     $   1.00
                              --------          ---------        --------     --------     --------
Net investment income             0.02               0.01            0.05         0.05         0.05
Distributions from net
 investment income               (0.02)             (0.01)          (0.05)       (0.05)       (0.05)
                              --------          ---------        --------     --------     --------
Net asset value, end
 of period                    $   1.00          $    1.00        $   1.00     $   1.00     $   1.00
                              ========          =========        ========     ========     ========
Total return                       1.6%               0.3%            4.9%         5.2%         4.5%
Net assets, end of
 period (millions)            $  1,088          $      13        $    462     $    267     $    271
Ratio of net expenses
 to average net
 assets(c)                        0.57%              1.00%(d)        0.54%        0.57%        0.59%
Ratio of net investment
 income to average
 net assets(c)                    1.60%              0.83%(d)        4.88%        5.22%        4.50%

(a) Prior to March 1, 2002, the only publicly offered class was the Investor Share Class. Effective October 31, 2002, the Fund discontinued offering the Reserve Shares and converted any existing Reserve Shares to Investor Shares.
(b) Commencement of operations.
(c) Various fees and expenses were waived or absorbed in both share classes by VAM for the U.S. Government Money Market Fund during the respective periods ended July 31, 2002, October 31, 2002, July 31, 2003, and January 31, 2004.
    Had the Fund paid all expenses, the respective ratios of net expenses and net investment income to average net assets would have been 0.71%/0.36% for the Investor Share Class for the period ended January 31, 2004, 0.75%/0.66% for the Investor Share Class for the period ended July 31, 2003, 1.50%/0.24% for the Reserve Share Class for the period ended October 31, 2002, 0.59%/1.58% for the Investor Share Class and 2.79%/(0.97)% for the Reserve Share Class for the period ended July 31, 2002.
(d) Figures were adjusted to an annualized basis.

--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                       TAX-FREE MONEY MARKET FUND
                                           -----------------------------------------------------------------------------------
                                            SIX-MONTH PERIOD
                                                  ENDED                             YEAR ENDED JULY 31,
                                            JANUARY 31, 2004  ----------------------------------------------------------------
                                               (UNAUDITED)        2003         2002         2001         2000         1999
                                           ------------------ ------------ ------------ ------------ ------------ ------------
Net asset value, beginning of period           $   1.00         $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                               --------         -------      -------      -------      -------      -------
Net investment income                              0.01            0.01         0.01         0.03         0.03         0.03
Distributions from net investment income          (0.01)          (0.01)       (0.01)       (0.03)       (0.03)       (0.03)
                                               --------         -------      -------      -------      -------      -------
Net asset value, end of period                 $   1.00         $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                               ========         =======      =======      =======      =======      =======
Total return                                        0.2%            0.6%         1.1%         3.1%         3.2%         2.7%
Net assets, end of period (millions)           $    982         $   946      $   909      $   490      $   426      $   497
Ratio of net expenses to average net
 assets(a)                                         0.62%(b)        0.62%        0.59%        0.59%        0.59%        0.59%
Ratio of net investment income to average
 net assets(a)                                     0.37%(b)        0.62%        1.08%        3.07%        3.16%        2.65%

(a) Various fees and expenses were waived or absorbed by VAM for the Tax-Free Money Market Fund during the respective periods ended July 31, 2002, July 31, 2003 and January 31, 2004. Had the Fund paid all expenses, the respective ratios of net expenses and net investment income to average net assets would have been 0.86%/0.13% for the period ended January 31, 2004, 0.85%/0.39% for the period ended July 31, 2003 and 0.65%/1.03% for the period ended July 31, 2002.
(b) Figures were adjusted to an annualized basis.

--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                 INSTITUTIONAL PRIME MONEY MARKET FUND
                                           ----------------------------------------------------------------------------------
                                            SIX-MONTH PERIOD
                                                 ENDED                             YEAR ENDED JULY 31,
                                            JANUARY 31, 2003 ----------------------------------------------------------------
                                              (UNAUDITED)        2003         2002         2001         2000         1999
                                           ----------------- ------------ ------------ ------------ ------------ ------------
Net asset value, beginning of period           $   1.00        $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                               --------        -------      -------      -------      -------      -------
Net investment income                              0.01           0.01         0.02         0.06         0.06         0.05
Distributions from net investment income          (0.01)         (0.01)       (0.02)       (0.06)       (0.06)       (0.05)
                                               --------        -------      -------      -------      -------      -------
Net asset value, end of period                 $   1.00        $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                               ========        =======      =======      =======      =======      =======
Total return                                        0.4%           1.2%         2.2%         5.5%         5.7%         4.9%
Net assets, end of period (millions)           $    482        $   503      $   449      $   366      $   382      $   310
Ratio of net expenses to average net
 assets                                            0.28%(a)       0.30%        0.30%        0.31%        0.32%        0.34%
Ratio of net investment income to average
 net assets                                        0.83%(a)       1.20%        2.17%        5.52%        5.68%        4.85%

(a) Figures were adjusted to an annualized basis.

                                                           INSTITUTIONAL TAX-FREE MONEY MARKET FUND
                                           -------------------------------------------------------------------------
                                            SIX-MONTH PERIOD
                                                 ENDED                         YEAR ENDED JULY 31,
                                            JANUARY 31, 2003 -------------------------------------------------------
                                              (UNAUDITED)        2003         2002         2001           2000
                                           ----------------- ------------ ------------ ------------ ----------------
Net asset value, beginning of period          $    1.00        $   1.00     $   1.00     $   1.00      $    1.00
                                              ---------        --------     --------     --------      ---------
Net investment income                              0.01            0.01         0.01         0.03           0.03
Distributions from net investment income          (0.01)          (0.01)       (0.01)       (0.03)         (0.03)
                                              ---------        --------     --------     --------      ---------
Net asset value, end of period                $    1.00        $   1.00     $   1.00     $   1.00      $    1.00
                                              =========        ========     ========     ========      =========
Total return                                        0.4%            0.9%         1.4%         3.3%           3.4%
Net assets, end of period (millions)          $     313        $    244     $    193     $    172      $     159
Ratio of net expenses to average net
 assets                                            0.30%(b)        0.33%        0.36%        0.39%          0.39%(a)
Ratio of net investment income to average
 net assets                                        0.71%(b)        0.90%        1.42%        3.32%          3.49%(a)

[WIDE TABLE CONTINUED FROM ABOVE]
                                           INSTITUTIONAL TAX-FREE
                                              MONEY MARKET FUND
                                           ----------------------
                                                 PERIOD FROM
                                            SEPTEMBER 23, 1998(a)
                                                     TO
                                                JULY 31, 1999
                                           ----------------------
Net asset value, beginning of period             $    1.00
                                                 ---------
Net investment income                                 0.03
Distributions from net investment income             (0.03)
                                                 ---------
Net asset value, end of period                   $    1.00
                                                 =========
Total return                                           2.5%
Net assets, end of period (millions)             $      53
Ratio of net expenses to average net
 assets                                               0.30%(b)
Ratio of net investment income to average
 net assets                                           2.79%(b)

(a) Various fees and expenses were waived or absorbed by VAM for the Institutional Tax-Free Money Market Fund period ended July 31, 2000. Had the Fund paid all expenses, the respective ratios of net expenses and net investment income to average net assets would have been 0.44%/3.44%.
(b) Adjusted to an annualized basis.

                             PRIME MONEY MARKET FUND
                      INVESTMENTS IN SECURITIES (UNAUDITED)
                                JANUARY 31, 2004
--------------------------------------------------------------------------------

                                              MATURITY             PRINCIPAL              MARKET
NAME OF ISSUER(f)             YIELD             DATE                AMOUNT               VALUE(a)
------------------------   -----------   -----------------   --------------------   -----------------
                (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (101.66%):
-----------------------------------------------------------------------------------------------------
AGRICULTURAL (1.42%)
Archer Daniels Midland
 Company                       1.10%           2/4/2004      $ 19,850,000(c)        $  19,848,180
Archer Daniels Midland
 Company                       1.09%          2/10/2004        50,000,000(c)           49,986,375
Archer Daniels Midland
 Company                       1.06%          2/26/2004        14,000,000(c)           13,989,694
Archer Daniels Midland
 Company                       1.05%          4/20/2004        30,000,000(c)           29,930,875
                                                                                    -------------
                                                                                      113,755,124
                                                                                    -------------
BANKS -- DOMESTIC (10.63%)
Bank of America                1.10%           3/3/2004        50,000,000              50,000,000
Bank of America                1.05%           4/5/2004        40,000,000              40,000,000
Branch Banking & Trust         1.11%          2/10/2004        90,000,000              89,999,650
Chase Manhattan Bank           1.06%          6/30/2004        40,000,000              40,000,000
Chase Manhattan Bank           1.07%          11/8/2004        35,000,000              35,000,000
Comerica Bank N.A.,
 Detroit                       1.10%           2/5/2004        25,000,000              25,000,002
First Tennessee Bank
 N.A.                          1.08%           2/4/2004        40,000,000              40,000,000
First Tennessee Bank
 N.A.                          1.03%          4/22/2004        80,000,000              80,000,000
LaSalle Bank                   1.07%          2/23/2004        80,000,000              80,000,000
LaSalle Bank                   1.02%          3/15/2004        50,000,000              50,000,000
LaSalle Bank                   1.02%          3/24/2004        32,000,000              32,000,000
Marshall & Ilsley              1.09%          2/20/2004        50,000,000              49,971,236
Marshall & Ilsley              1.08%          3/18/2004        60,000,000(d)           60,000,000
Regions Bank N.A.,
 Birmingham                    1.10%           3/8/2004       100,000,000             100,000,000
Southtrust Bank N.A.,
 Birmingham                    1.08%          2/13/2004        70,000,000              70,000,000
U.S. Bank                      1.17%          5/15/2004        11,775,000              11,935,465
                                                                                    -------------
                                                                                      853,906,353
                                                                                    -------------
BANKS -- OTHER (23.46%)
Abbey National
 Treasury Services             1.03%         11/19/2004       100,000,000              99,973,737
ABN-AMRO                       1.07%           3/3/2004        80,000,000              79,926,289
Bank of Scotland               1.08%          3/31/2004        80,000,000              80,006,287
Barclays Bank                  1.05%          11/8/2004        30,000,000              29,995,344
Barclays Bank                  1.05%          12/3/2004        50,000,000              49,991,566
Barclays Bank                  1.09%           3/5/2004        80,000,000              79,920,067
BNP Paribas Finance            1.09%          2/17/2004        60,000,000              60,000,000
Canadian Imperial Bank         1.03%          4/21/2004        70,000,000              70,000,000
Credit Suisse First
 Boston                        1.13%           3/8/2004        80,000,000              80,003,600


                                              MATURITY             PRINCIPAL              MARKET
NAME OF ISSUER(f)             YIELD             DATE                AMOUNT               VALUE(a)
------------------------   -----------   -----------------   --------------------   -----------------
             (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (CONTINUED):
-----------------------------------------------------------------------------------------------------
BANKS -- OTHER (CONTINUED)
Credit Suisse First
 Boston                        1.03%          3/26/2004      $ 50,000,000           $  49,923,125
Dexia Delaware LLC             1.07%          2/19/2004        80,000,000              80,000,200
Dexia Delaware LLC             1.08%           2/3/2004        50,000,000              49,997,000
HBOS Treasury
 Services                      1.12%          2/23/2004        50,000,000              49,965,778
HBOS Treasury
 Services                      1.04%          4/20/2004        50,000,000              49,885,889
Lloyds TSB Bank                1.08%          2/11/2004        65,000,000              65,000,000
Lloyds TSB Bank                1.03%          4/30/2004       100,000,000             100,000,000
Northern Rock PLC              1.10%          2/23/2004        28,300,000(c)           28,280,976
Northern Rock PLC              1.11%          2/24/2004        75,000,000(c)           74,946,813
Rabobank USA Finance           1.02%          4/23/2004        50,000,000              49,883,833
Royal Bank of Scotland         1.03%          4/15/2004       100,000,000              99,788,278
Societe Generale Bank          1.07%          2/18/2004        90,000,000              89,954,525
Societe Generale Bank          1.08%          3/16/2004        70,000,000              69,907,600
Toronto Dominion Bank          1.02%          3/18/2004        28,700,000              28,662,594
UBS AG Stamford                1.50%         11/19/2004       100,000,000              99,988,029
Westdeutsche
 Landesbank                    1.10%           2/2/2004        80,000,000              80,000,011
World Savings Bank             1.08%           3/4/2004       100,000,000              99,998,227
World Savings Bank             1.04%          3/12/2004        50,000,000              50,000,000
World Savings Bank             1.03%           4/1/2004        38,000,000              37,998,753
                                                                                    -------------
                                                                                    1,883,998,521
                                                                                    -------------
CHEMICALS (1.26%)
E.I. DuPont de
 Nemours                       1.06%           2/5/2004        51,000,000              50,993,993
E.I. DuPont de
 Nemours                       1.01%          3/17/2004        50,000,000              49,936,875
                                                                                    -------------
                                                                                      100,930,868
                                                                                    -------------
CONGLOMERATES (0.37%)
Fortune Brands Inc.            1.09%           2/6/2004        30,000,000(c)           29,995,458
                                                                                    -------------
DATA SYSTEMS (0.35%)
IBM Capital Inc.               1.07%          3/16/2004        27,900,000(c)           27,863,513
                                                                                    -------------
FINANCIAL -- AVIATION (0.62%)
International Lease
 Finance                       1.03%          4/19/2004        50,000,000              49,888,958
                                                                                    -------------

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

                             PRIME MONEY MARKET FUND
                      INVESTMENTS IN SECURITIES (UNAUDITED)
                          JANUARY 31, 2004 (CONTINUED)
--------------------------------------------------------------------------------

                                              MATURITY            PRINCIPAL              MARKET
NAME OF ISSUER(f)              YIELD            DATE                AMOUNT              VALUE(a)
-------------------------   ----------   -----------------   -------------------   -----------------
               (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (CONTINUED):
----------------------------------------------------------------------------------------------------
FINANCIAL -- AUTO (4.26%)
American Honda
 Finance                        1.05%         2/10/2004        $  47,000,000       $46,987,663
American Honda
 Finance                        1.33%         5/17/2004           25,000,000        25,013,828
American Honda
 Finance                        1.12%        11/19/2004           40,000,000        40,000,000
American Honda
 Finance                        1.33%         12/9/2004           45,000,000        45,070,633
Toyota Motor Credit
 Corporation                    1.06%         3/15/2004           30,000,000(c)     29,962,017
Toyota Motor Credit
 Corporation                    1.02%         3/19/2004           75,000,000        74,900,125
Toyota Motor Credit
 Corporation                    1.04%          4/7/2004           80,000,000        79,847,467
                                                                                   -----------
                                                                                   341,781,733
                                                                                   -----------
FINANCIAL -- DIVERSIFIED BUSINESS (10.40%)
American Express
 Credit Corporation             1.05%          2/9/2004           80,000,000        79,981,333
American Express
 Credit Corporation             1.12%         6/20/2008           70,000,000        70,000,000
Citigroup                       1.49%          5/4/2004           45,000,000        45,044,386
General Electric Capital
 Corporation                    1.10%         2/19/2004           57,350,000        57,318,458
General Electric Capital
 Corporation                    1.04%         3/11/2004           30,040,000        30,006,155
General Electric Capital
 Corporation                    1.03%         3/26/2004           28,475,000        28,431,006
General Electric Capital
 Corporation                    1.04%          4/7/2004            1,000,000           998,093
General Electric Capital
 Corporation                    1.03%         4/13/2004           47,580,000        47,481,985
Goldman Sachs Group             1.52%         12/1/2004           37,520,000(d)     39,091,076
Household Finance
 Corp                           1.03%          3/9/2004           21,950,000        21,926,763
Household Finance
 Corp                           1.03%         4/12/2004           55,000,000        54,888,274
Household Finance
 Corp                           1.04%         4/23/2004           50,000,000        49,881,556
Merrill Lynch &
 Company                        1.01%         3/22/2004           40,000,000        39,943,889
Merrill Lynch &
 Company                        1.18%         12/6/2004           30,000,000        30,010,161
Merrill Lynch &
 Company                        1.18%         12/6/2004           20,000,000(d)     20,006,774
Merrill Lynch &
 Company                        1.42%         5/10/2004           35,000,000(d)     35,034,300


                                              MATURITY             PRINCIPAL              MARKET
NAME OF ISSUER(f)             YIELD             DATE                AMOUNT               VALUE(a)
------------------------   -----------   -----------------   --------------------   -----------------
                (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (CONTINUED):
----------------------------------------------------------------------------------------------------
FINANCIAL -- DIVERSIFIED BUSINESS (CONTINUED)
Merrill Lynch &
 Company                        1.41%         3/12/2004        $  25,000,000       $25,009,375
Nationwide Building
 Society                        1.10%         2/13/2004           80,000,000        79,970,667
Nationwide Building
 Society                        1.09%         2/26/2004           80,000,000        79,939,444
                                                                                   -----------
                                                                                   834,963,695
                                                                                   -----------
FINANCIAL -- DIVERSIFIED BUSINESS, ASSET-BACKED (19.88%)
Barton Capital
 Corporation                    1.03%          3/5/2004           80,000,000(c)     79,924,467
Barton Capital
 Corporation                    1.03%         3/11/2004           11,700,000(c)     11,686,945
Barton Capital
 Corporation                    1.03%         3/22/2004           60,000,000(c)     59,914,167
Barton Capital
 Corporation                    1.03%          4/8/2004           40,000,000(c)     39,923,322
CXC LLC                         1.09%          2/4/2004           50,000,000(c)     49,995,458
CXC LLC                         1.02%         3/22/2004           80,000,000(c)     79,886,667
CXC LLC                         1.05%          4/5/2004           70,000,000(c)     69,869,333
Delaware Funding
 Corporation                    1.03%         3/23/2004           80,000,000(c)     79,883,267
Delaware Funding
 Corporation                    1.03%         3/25/2004           50,137,000(c)     50,060,973
Delaware Funding
 Corporation                    1.04%          3/1/2004           26,950,000(c)     26,927,422
Edison Asset
 Securitization                 1.08%          2/5/2004           28,380,000(c)     28,376,594
Edison Asset
 Securitization                 1.09%          2/6/2004           40,000,000(c)     39,993,944
Edison Asset
 Securitization                 1.11%         2/17/2004           20,936,000(c)     20,925,672
Edison Asset
 Securitization                 1.04%         4/19/2004           38,132,000(c)     38,046,076
Edison Asset
 Securitization                 1.05%         5/17/2004           63,098,000(c)     62,902,922
Falcon Asset
 Securitization                 1.02%         2/26/2004           36,150,000(c)     36,124,394
Falcon Asset
 Securitization                 1.09%          2/5/2004           40,000,000(c)     39,995,178
Falcon Asset
 Securitization                 1.05%          2/5/2004            8,500,000(c)      8,499,008
Liberty Street Funding          1.09%         2/19/2004           33,052,000(c)     33,033,987
Liberty Street Funding          1.10%          3/5/2004           49,000,000(c)     48,950,592
Liberty Street Funding          1.04%         4/22/2004           70,000,000(c)     69,836,200
Preferred Receivables
 Funding Corporation            1.09%         2/20/2004           31,352,000(c)     31,333,964

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

                             PRIME MONEY MARKET FUND
                      INVESTMENTS IN SECURITIES (UNAUDITED)
                          JANUARY 31, 2004 (CONTINUED)
--------------------------------------------------------------------------------

                                            MATURITY             PRINCIPAL              MARKET
NAME OF ISSUER(f)            YIELD            DATE                AMOUNT              VALUE(a)
-----------------------   ----------   -----------------   --------------------   -----------------
               (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (CONTINUED):
---------------------------------------------------------------------------------------------------
FINANCIAL -- DIVERSIFIED BUSINESS, ASSET-BACKED (CONTINUED)
Preferred Receivables
 Funding Corporation          1.04%         4/20/2004         $  39,616,000(c)    $  39,525,587
Preferred Receivables
 Funding Corporation          1.03%         4/26/2004            60,480,000(c)       60,332,916
Receivables Capital
 Corporation                  1.08%          2/3/2004            27,414,000(c)       27,412,355
Receivables Capital
 Corporation                  1.09%         2/13/2004            12,347,000(c)       12,342,514
Receivables Capital
 Corporation                  1.09%         3/10/2004            80,232,000(c)       80,139,689
Receivables Capital
 Corporation                  1.05%         3/12/2004            55,000,000(c)       54,935,833
Triple A One Funding
 Corporation                  1.04%         2/27/2004            80,000,000(c)       79,939,911
Windmill Funding
 Corporation                  1.08%          2/9/2004            80,000,000(c)       79,980,800
Windmill Funding
 Corporation                  1.05%         3/10/2004            15,000,000(c)       14,983,375
Windmill Funding
 Corporation                  1.03%         3/12/2004            25,000,000(c)       24,971,389
Windmill Funding
 Corporation                  1.02%         3/17/2004            50,065,000(c)       50,001,167
Yorktown Capital
 Corporation                  1.02%         2/17/2004            50,000,000(c)       49,977,333
Yorktown Capital
 Corporation                  1.02%         2/26/2004            15,930,000(c)       15,918,716
                                                                                  -------------
                                                                                  1,596,552,137
                                                                                  -------------
FOOD AND BEVERAGE (1.44%)
Nestle Capital
 Corporation                  1.06%         2/24/2004            35,660,000(c)       35,635,850
Nestle Capital
 Corporation                  1.06%         2/25/2004            80,000,000(c)       79,943,467
                                                                                  -------------
                                                                                    115,579,317
                                                                                  -------------
GOVERNMENT -- DOMESTIC (18.00%)
Federal Home Loan
 Bank                         1.06%         2/18/2004            90,000,000          89,954,950
Federal Home Loan
 Bank                         1.08%         2/20/2004            40,000,000          39,977,622
Federal Home Loan
 Bank                         1.33%        10/20/2004            41,000,000          40,977,518
Federal Home Loan
 Bank                         1.45%        11/15/2004            43,575,000          44,480,477
Federal Home Loan
 Bank                         1.47%         2/28/2005            45,000,000          45,000,000
Federal Home Loan
 Bank                         1.50%          3/1/2005            40,000,000          40,000,000


                                             MATURITY           PRINCIPAL            MARKET
NAME OF ISSUER(f)             YIELD            DATE              AMOUNT              VALUE(a)
------------------------   -----------   -----------------   ------------------   ----------------
                (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (CONTINUED):
--------------------------------------------------------------------------------------------------
GOVERNMENT -- DOMESTIC (CONTINUED)
Federal Home Loan
 Mortgage Corporation         1.08%          2/2/2004         $  55,000,000       $  54,998,350
Federal Home Loan
 Mortgage Corporation         1.07%          2/5/2004            44,530,000          44,524,731
Federal Home Loan
 Mortgage Corporation         1.18%         2/15/2004            81,800,000          81,925,915
Federal Home Loan
 Mortgage Corporation         1.05%         3/18/2004            39,700,000          39,646,736
Federal Home Loan
 Mortgage Corporation         1.03%          4/6/2004            37,720,000          37,649,851
Federal Home Loan
 Mortgage Corporation         1.11%         5/20/2004            50,000,000          49,833,472
Federal National
 Mortgage Association         1.06%          2/6/2004            87,800,000          87,787,074
Federal National
 Mortgage Association         1.10%         2/11/2004            90,000,000          89,973,375
Federal National
 Mortgage Association         1.08%         2/25/2004            60,000,000          59,957,000
Federal National
 Mortgage Association         1.00%          4/7/2004           100,000,000          99,816,667
Federal National
 Mortgage Association         1.02%         4/14/2004           130,000,000         129,736,389
Federal National
 Mortgage Association         1.03%         4/28/2004            50,000,000          49,876,146
Federal National
 Mortgage Association         1.36%         8/15/2004            50,000,000          51,362,305
Federal National
 Mortgage Association         1.25%         8/27/2004            30,000,000          30,000,000
Federal National
 Mortgage Association         1.40%         9/14/2004            45,000,000          45,013,154
Federal National
 Mortgage Association         1.36%         9/15/2004            18,060,000          18,297,676
Federal National
 Mortgage Association         1.50%         10/1/2004            55,000,000          55,000,000
Federal National
 Mortgage Association         1.61%        12/30/2004            60,000,000          60,000,000
Federal National
 Mortgage Association         1.50%          3/1/2005            60,000,000          60,000,000
                                                                                  -------------
                                                                                  1,445,789,408
                                                                                  -------------
INSURANCE (1.61%)
New York Life Capital
 Corporation                  1.06%          3/4/2004            85,825,000(c)       85,744,134
New York Life Capital
 Corporation                  1.01%         4/13/2004            43,506,000(c)       43,418,118
                                                                                  -------------
                                                                                    129,162,252
                                                                                  -------------

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

                             PRIME MONEY MARKET FUND
                      INVESTMENTS IN SECURITIES (UNAUDITED)
                          JANUARY 31, 2004 (CONTINUED)

                                               MATURITY             PRINCIPAL             MARKET
NAME OF ISSUER(f)                 YIELD          DATE                AMOUNT              VALUE(a)
------------------------       -----------   --------------    --------------------   --------------
                (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (CONTINUED):
---------------------------------------------------------------------------------------------------
MANUFACTURING (2.91%)
Minnesota Mining &
 Manufacturing                    1.26%       12/13/2004        $  100,000,000(d)     $  103,733,371
Paccar Financial
 Corporation                      1.06%        2/12/2004           100,000,000            99,967,611
Paccar Financial
 Corporation                      1.22%        2/17/2004            30,000,000(d)         30,001,587
                                                                                      --------------
                                                                                         233,702,569
                                                                                      --------------
PHARMACEUTICAL (1.82%)
GlaxoSmithKline
 Finance                          1.00%        3/15/2004           107,020,000(c)        106,891,546
Pfizer Inc.                       0.99%        3/11/2004            39,400,000(c)         39,357,744
                                                                                      --------------
                                                                                         146,249,290
                                                                                      --------------
PRINTING & PUBLISHING (0.35%)
Knight-Ridder, Inc.               1.04%         3/4/2004             28,006,000           27,980,110
                                                                                       -------------
UTILITIES -- TELEPHONE (2.88%)
BellSouth Corporation             1.42%        4/26/2004            100,000,000(d)       100,627,902
SBC Communications Inc.           1.20%         6/5/2004             90,000,000           90,903,996
SBC International, Inc.           1.05%        2/12/2004             40,000,000(c)        39,987,167
                                                                                       -------------
                                                                                          231,519,06
----------------------------------------------------------------------------------------------------
Total Investments in Securities
 (amortized cost: $8,163,618,371)(b)                                                  $8,163,618,371
====================================================================================================

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

                       U.S. GOVERNMENT MONEY MARKET FUND
                      INVESTMENTS IN SECURITIES (UNAUDITED)
                                JANUARY 31, 2004
--------------------------------------------------------------------------------

                                         MATURITY             PRINCIPAL              MARKET
NAME OF ISSUER(f)         YIELD            DATE                AMOUNT               VALUE(a)
--------------------   ----------   -----------------   --------------------   -----------------
             (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
GOVERNMENT & AGENCIES SECURITIES (101.40%):
------------------------------------------------------------------------------------------------
FEDERAL FARM CREDIT BANK(0.59%)
                           0.95%          2/5/2004          $  5,880,000       $    5,879,379
FEDERAL HOME LOAN BANK (18.42%)
                           1.06%         2/18/2004            23,200,000           23,188,387
                           1.08%         2/20/2004            25,000,000           24,986,080
                           0.99%          3/5/2004            32,480,000           32,450,822
                           0.99%         3/12/2004             7,080,000            7,072,291
                           1.19%         3/25/2004             1,000,000            1,003,449
                           1.00%         3/26/2004            19,715,000           19,686,167
                           0.99%         4/12/2004            19,960,000           19,921,028
                           1.13%         4/16/2004            15,750,000           15,870,084
                           1.15%         6/28/2004            16,200,000           16,434,168
                           1.43%        11/15/2004             7,900,000            8,065,362
                           1.35%        11/15/2004               800,000              817,305
                           1.47%         2/28/2005            15,000,000           15,000,000
                                                                               --------------
                                                                                  184,495,143
                                                                               --------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (41.04%)
                           1.09%          2/2/2004            19,420,000           19,419,412
                           1.05%          2/3/2004            37,170,000           37,167,842
                           1.07%         2/12/2004            13,148,000           13,143,721
                           1.18%         2/15/2004            18,464,000           18,492,435
                           1.03%         2/17/2004            17,250,000           17,242,103
                           1.07%         2/19/2004            28,350,000           28,334,833
                           1.04%         2/19/2004            11,100,000           11,094,228
                           1.09%         2/26/2004            29,920,000           29,897,352
                           1.07%          3/4/2004            30,000,000           29,971,413
                           1.07%         3/11/2004            23,620,000           23,592,748
                           1.04%         3/15/2004            17,860,000           17,838,241
                           1.04%         3/17/2004            10,020,000           10,007,225
                           1.04%         3/17/2004             8,270,000            8,259,456
                           0.99%          4/2/2004            30,900,000           30,848,165
                           1.03%          4/6/2004            25,000,000           24,953,733
                           1.00%         4/13/2004            11,120,000           11,097,871
                           1.00%         4/13/2004            10,065,000           10,044,930
                           1.02%         4/14/2004            39,340,000           39,258,632
                           1.00%         4/20/2004            12,600,000           12,572,350
                           1.00%         4/20/2004            17,800,000           17,760,939
                                                                               --------------
                                                                                  410,997,629
                                                                               --------------


                                         MATURITY             PRINCIPAL              MARKET
NAME OF ISSUER(f)         YIELD            DATE                AMOUNT               VALUE(a)
--------------------   ----------   -----------------   --------------------   -----------------
             (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
GOVERNMENT & AGENCIES SECURITIES (CONTINUED):
------------------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (41.15%)
                           1.06%          2/2/2004          $ 29,730,000       $   29,729,125
                           1.08%          2/4/2004             8,000,000            7,999,280
                           1.06%          2/4/2004            13,460,000           13,458,811
                           1.03%          2/6/2004            35,000,000           34,994,993
                           1.03%         2/10/2004            21,870,000           21,864,368
                           1.10%         2/11/2004            17,960,000           17,954,662
                           1.17%         2/13/2004             4,900,000            4,906,308
                           1.08%         2/25/2004            20,760,000           20,745,122
                           1.05%          3/3/2004            17,775,000           17,758,928
                           1.07%         3/10/2004            24,180,000           24,153,201
                           1.05%         3/15/2004            14,295,000           14,277,072
                           1.05%         3/24/2004            11,550,000           11,532,483
                           1.03%         3/31/2004            17,050,000           17,021,219
                           1.03%          4/7/2004            29,350,000           29,294,846
                           1.13%         4/15/2004            12,200,000           12,261,152
                           1.00%         4/21/2004            32,680,000           32,607,378
                           1.01%         4/28/2004            28,200,000           28,131,169
                           0.99%         6/17/2004            25,000,000           24,999,052
                           1.36%         8/15/2004            10,000,000           10,272,461
                           1.25%         8/27/2004            10,000,000           10,000,000
                           1.32%         9/15/2004             8,000,000            8,107,239
                           1.50%         10/1/2004            10,000,000           10,000,000
                           1.61%        12/30/2004            10,000,000           10,000,000
                                                                               --------------
                                                                                  412,068,869
                                                                               --------------
STUDENT LOAN MARKETING ASSOCIATION (0.20%)
                           1.11%         4/23/2004             2,000,000            2,016,205
                                                                               --------------
                                                                                    2,016,205
---------------------------------------------------------------------------------------------
Total Investments in Securities
 (amortized cost: $1,015,457,225) (b)                                          $1,015,457,225
==============================================================================================

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

                           TAX-FREE MONEY MARKET FUND
                      INVESTMENTS IN SECURITIES (UNAUDITED)
                                JANUARY 31, 2004
--------------------------------------------------------------------------------

                                                MATURITY            PRINCIPAL          MARKET
NAME OF ISSUER(f)                YIELD            DATE                AMOUNT           VALUE(a)
---------------------------   ----------   -----------------   -------------------   -----------
                (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
ALABAMA (0.82%)
City of Birmingham,
 AMBAC Insured                    0.95%         10/1/2015        $   2,400,000(e)    $2,400,000
City of Mobile Individual
 Development, LOC
 Wachovia Bank                    0.95%          6/1/2032            3,265,000(e)     3,265,000
University of Alabama,
 AMBAC Insured                    0.92%          9/1/2031            2,345,000(e)     2,345,000
                                                                                     ----------
                                                                                      8,010,000
                                                                                     ----------
ALASKA (0.74%)
Valdez Marine Terminal
 Revenue, Guaranty:
 ExxonMobil Corporation           0.93%         12/1/2029            3,400,000(e)     3,400,000
Valdez Marine Terminal
 Revenue, Guaranty:
 ExxonMobil Corporation           0.93%         12/1/2033            3,900,000(e)     3,900,000
                                                                                     ----------
                                                                                      7,300,000
                                                                                     ----------
ARIZONA (1.60%)
Apache County IDR,
 LOC Toronto Dominion
 Bank                             0.97%        12/15/2018           11,600,000(e)    11,600,000
Glendale IDA, LOC Wells
 Fargo                            1.00%         12/1/2014            1,110,000(e)     1,110,000
Phoenix IDA, Guaranty:
 FHLMC                            0.95%         10/1/2029            3,000,000(e)     3,000,000
                                                                                     ----------
                                                                                     15,710,000
                                                                                     ----------
CALIFORNIA (7.50%)
Irvine Improvement Bond,
 LOC Bank of America              0.95%          9/2/2025            2,200,000(e)     2,200,000
Irvine Ranch Water
 District, LOC Toronto
 Dominion Bank                    0.95%          8/1/2016              800,000(e)       800,000
Orange County
 Transportation Authority
 Revenue, AMBAC
 Insured                          0.92%        12/15/2030           12,800,000(e)    12,800,000
Public Utility Commission
 of San Francisco, LOC
 Bayerische Landesbank            1.03%         2/12/2004           20,000,000       20,000,000
Southern Public Power
 Authority (Palos Verde
 Project), AMBAC
 Insured                          0.87%          7/1/2017            7,500,000(e)     7,500,000
State Department of
 Water Resources,
 LOC Westdeutsche
 Landesbank                       0.95%          5/1/2022            1,600,000(e)     1,600,000


                                                MATURITY            PRINCIPAL          MARKET
NAME OF ISSUER(f)                YIELD            DATE                AMOUNT           VALUE(a)
---------------------------   ----------   -----------------   -------------------   -----------
                (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
CALIFORNIA (CONTINUED)
State Health Facilities
 Financing Authority,
 LOC JP Morgan Chase              0.94%         12/1/2015        $   9,300,000(e)    $9,300,000
State Water Resource
 Department, LOC
 Landesbank
 Hessen-Thuringen                 0.94%          2/1/2022           17,745,000(e)    17,745,000
Statewide Communities
 Development, AMBAC
 Insured                          0.87%         8/15/2032            1,700,000(e)     1,700,000
                                                                                     ----------
                                                                                     73,645,000
                                                                                     ----------
COLORADO (4.98%)
Adams County IDR, LOC
 Citigroup                        0.95%         11/1/2008            3,400,000(e)     3,400,000
Aurora Centertech Metro
 District, LOC BNP
 Paribas                          1.55%         12/1/2028            1,000,000(e)     1,000,000
Colorado Springs, LOC
 Wells Fargo                      1.00%         3/15/2023            1,500,000(e)     1,500,000
City of Denver, LOC
 Dexia Group                      0.90%          9/1/2025            8,920,000(e)     8,920,000
Douglas County
 Multifamily Housing
 Autumn Chase Project,
 Guaranty: FHLMC                  0.96%         12/1/2029            3,900,000(e)     3,900,000
Interstate South Metro
 District, LOC Banque
 National de Paris                1.20%         11/1/2013            3,105,000(e)     3,105,000
Jefferson County, LOC
 Wells Fargo                      1.00%          6/1/2010            1,315,000(e)     1,315,000
NBC Metropolitan District,
 LOC U.S. Bank                    1.04%         12/1/2030            2,110,000(e)     2,110,000
Pinery West Metro
 District No. 2, LOC
 U.S. Bank                        1.20%         12/1/2032            7,400,000(e)     7,400,000
State Health Facilities
 Authority, LOC Wells
 Fargo                            1.05%          7/1/2022              740,000(e)       740,000
State Educational &
 Cultural Facilities
 Authority, LOC Wells
 Fargo                            1.00%          1/1/2021            1,505,000(e)     1,505,000
State Educational &
 Cultural Facilities
 Authority, LOC Wells
 Fargo                            1.00%         12/1/2033              300,000(e)       300,000
State Health Facilities
 Authority, MBIA Insured          0.92%         5/15/2020            2,102,000(e)     2,102,000

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

                           TAX-FREE MONEY MARKET FUND
                      INVESTMENTS IN SECURITIES (UNAUDITED)
                          JANUARY 31, 2004 (CONTINUED)
--------------------------------------------------------------------------------

                                                MATURITY            PRINCIPAL          MARKET
NAME OF ISSUER(f)                YIELD            DATE                AMOUNT           VALUE(a)
---------------------------   ----------   -----------------   -------------------   -----------
             (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
COLORADO (CONTINUED)
State Health Facilities
 Authority, LOC U.S.
 Bank                             0.92%         1/1/2033         $   9,300,000(e)    $9,300,000
Willow Trace Metro
 District, LOC U.S. Bank          1.55%        12/1/2031             2,290,000(e)     2,290,000
                                                                                     ----------
                                                                                     48,887,000
                                                                                     ----------
DISTRICT OF COLUMBIA (1.91%)
District of Columbia GO,
 MBIA Insured                     0.96%         6/1/2031             4,400,000(e)     4,400,000
District of Columbia JFK
 Performing Arts Center,
 AMBAC Insured                    0.95%        10/1/2029            10,090,000(e)    10,090,000
District of Columbia
 Pooled Loan, LOC
 Bank of America                  0.95%         1/1/2029             4,240,000(e)     4,240,000
                                                                                     ----------
                                                                                     18,730,000
                                                                                     ----------
FLORIDA (8.16%)
Alachua Health Facilities
 Authority Revenue,
 LOC Wachovia Bank                0.93%        12/1/2026             5,300,000(e)     5,300,000
Collier County Health,
 LOC Wachovia Bank                0.95%        12/1/2024             6,100,000(e)     6,100,000
Gulf Coast IDA, LOC BP
 Amoco                            0.98%         6/1/2025             4,065,000(e)     4,065,000
Gulf Coast Waste
 Disposal Authority,
 Guaranty: ExxonMobil
 Corporation                      0.88%         6/1/2020             3,700,000(e)     3,700,000
Jacksonville Health
 Facilities, MBIA Insured         0.95%        8/15/2019             4,235,000(e)     4,235,000
Lakeland Energy, LOC
 Toronto Dominion                 0.95%        10/1/2035             1,100,000(e)     1,100,000
Miami Dade County, LOC
 JP Morgan                        0.97%         4/7/2004            11,831,000       11,831,000
Miami Health, LOC Bank
 of America                       0.95%         8/1/2020             6,435,000(e)     6,435,000
Orange County School
 Board, AMBAC Insured             1.00%         8/1/2025               300,000(e)       300,000
Palm Beach County
 Housing Finance
 Authority, LOC Credit
 Suisse First Boston              0.95%        11/1/2007             3,500,000(e)     3,500,000
Pinellas County, LOC
 Wachovia Bank                    0.92%         2/3/2004             1,300,000        1,300,000
St. Johns County IDA,
 LOC LaSalle Bank                 0.95%         1/1/2007            10,100,000(e)    10,100,000


                                                MATURITY            PRINCIPAL          MARKET
NAME OF ISSUER(f)                YIELD            DATE                AMOUNT           VALUE(a)
---------------------------   ----------   -----------------   -------------------   -----------
             (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
FLORIDA (CONTINUED)
St Johns County Housing
 Finance Authority,
 Guaranty: FNMA                   0.96%        2/15/2028         $   4,000,000(e)    $4,000,000
State Municipal Power,
 LOC Wachovia Bank                0.92%         2/3/2004             2,100,000        2,100,000
State Municipal Power,
 LOC Wachovia Bank                0.96%         3/1/2004             3,000,000        3,000,000
State Municipal Power,
 LOC Wachovia Bank                0.97%         4/7/2004             2,000,000        2,000,000
State Housing Finance
 Agency, LOC FHLMC                0.90%        12/1/2005             2,760,000(e)     2,760,000
State Housing Finance
 Agency, LOC FHLMC                0.90%         7/1/2007             3,270,000(e)     3,270,000
West Orange Health
 District Revenue, LOC
 Suntrust Bank                    0.95%         2/1/2022             5,000,000(e)     5,000,000
                                                                                     ----------
                                                                                     80,096,000
                                                                                     ----------
GEORGIA (6.97%)
Clayton County Housing
 Authority, FNMA
 Insured                          0.96%         9/1/2026             5,800,000(e)     5,800,000
De Kalb County Metro
 YMCA Project, LOC
 Wachovia Bank                    0.95%         6/1/2020             1,000,000(e)     1,000,000
De Kalb County Private
 Hospital Childrens
 Health, LOC Suntrust
 Bank                             0.95%        12/1/2028             2,100,000(e)     2,100,000
De Kalb Private Hospital,
 LOC Suntrust Bank                0.95%         3/1/2024             2,100,000(e)     2,100,000
De Kalb Private Hospital
 Egleston Childrens
 Health, LOC Suntrust
 Bank                             0.95%        12/1/2017             1,500,000(e)     1,500,000
Downtown Savannah
 Authority Public
 Education Project, LOC
 Wachovia Bank                    0.95%        10/1/2007             6,000,000(e)     6,000,000
Fulco County Hospital
 Authority, LOC
 Wachovia Bank                    0.95%         9/1/2017             5,000,000(e)     5,000,000
Hapeville Development
 Authority, LOC Bank of
 America                          0.94%        11/1/2015             1,600,000(e)     1,600,000
Marietta Georgia Housing
 Authority, FNMA
 Insured                          0.96%        5/15/2007             5,300,000(e)     5,300,000

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

                           TAX-FREE MONEY MARKET FUND
                      INVESTMENTS IN SECURITIES (UNAUDITED)
                          JANUARY 31, 2004 (CONTINUED)
--------------------------------------------------------------------------------

                                                MATURITY            PRINCIPAL          MARKET
NAME OF ISSUER(f)                YIELD            DATE                AMOUNT           VALUE(a)
---------------------------   ----------   -----------------   -------------------   -----------
             (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
GEORGIA (CONTINUED)
Marietta Georgia Housing
 Authority, FNMA
 Insusred                        0.96%         7/1/2024         $   9,725,000(e)    $9,725,000
Metropolitan Atlanta
 Rapid Transit Authority,
 LOC Westdeutsche
 Landesbank                      0.90%         7/1/2025            12,545,000(e)    12,545,000
Municipal Electric
 Authority, FSA Insured          0.90%         1/1/2016             4,000,000(e)     4,000,000
State Municipal Electric
 Authority, LOC JP
 Morgan Chase                    0.95%         2/2/2004             7,250,000        7,250,000
State Municipal Electric
 Authority, LOC JP
 Morgan Chase                    0.96%        2/11/2004             4,500,000        4,500,000
                                                                                    ----------
                                                                                    68,420,000
                                                                                    ----------
IDAHO (1.27%)
State Health Facility
 Authority Revenue,
 LOC Harris
Trust & Savings Bank             0.98%         5/1/2022             1,900,000(e)     1,900,000
State Health Facility
 Authority Revenue, FSA
 Insured                         0.98%         7/1/2030            10,560,000(e)    10,560,000
                                                                                    ----------
                                                                                    12,460,000
                                                                                    ----------
ILLINOIS (5.86%)
Elmhurst Community
 Accreditation, LOC
 Dexia Credit                    0.94%         7/1/2018             9,355,000(e)     9,355,000
Galesburg Revenue
 (Knox College), LOC
 LaSalle Bank                    1.02%         3/1/2031             4,700,000(e)     4,700,000
Jackson-Union Counties,
 LOC Wachovia Bank               0.97%         4/1/2024             4,100,000(e)     4,100,000
State Development
 Finance Authority PCR,
 LOC Rabobank
 International                   0.91%        12/1/2005             1,600,000(e)     1,600,000
State Development
 Finance Authority PCR,
 LOC Bank One                    0.98%         9/1/2008             4,000,000(e)     4,000,000
State Development
 Finance Authority PCR,
 Guaranty: BP Amoco              1.00%        11/1/2012             1,100,000(e)     1,100,000
State Development
 Finance Authority
 Revenue, MBIA Insured           0.91%         5/1/2028             3,800,000(e)     3,800,000

                                                MATURITY            PRINCIPAL          MARKET
NAME OF ISSUER(f)                YIELD            DATE                AMOUNT           VALUE(a)
---------------------------   ----------   -----------------   -------------------   -----------
             (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
ILLINOIS (CONTINUED)
State Health Facilities
 Authority, FSA Insured          1.32%        12/1/2004         $   1,000,000       $1,005,584
State Health Facilities
 Authority (Memorial
 Health), LOC Bank One           1.03%        10/1/2022             5,000,000(e)     5,000,000
State Health Facilities
 Authority Revenue,
 AMBAC Insured                   1.08%         8/1/2004             2,970,000        3,034,730
State Health Facilities
 Authority Revenue,
 MBIA Insured                    0.91%         7/1/2024             3,690,000(e)     3,690,000
State Health Facilities
 Authority Revenue,
 LOC LaSalle Bank                0.97%        5/15/2029             6,300,000(e)     6,300,000
State Health Facilities
 Authority Revenue,
 LOC U.S. Bank                   0.95%         3/1/2031             3,000,000(e)     3,000,000
State Toll Highway
 Authority Revenue,
 LOC Landesbank
 Hessen-Thuringen                1.00%         1/1/2017             3,500,000(e)     3,500,000
University of Illinois,
 AMBAC Insured                   1.07%        8/15/2004             3,335,000        3,387,116
                                                                                    ----------
                                                                                    57,572,430
                                                                                    ----------
INDIANA (0.44%)
State Health Facilities,
 LOC Comerica Bank               0.95%         1/1/2012               200,000(e)       200,000
State Health Facilities,
 LOC Comerica Bank               0.95%         1/1/2016               190,000(e)       190,000
State Health Facilities,
 LOC Comerica Bank               0.95%         4/1/2012             1,415,000(e)     1,415,000
State Health Facilities,
 LOC U.S. Bank                   0.95%         1/1/2022               350,000(e)       350,000
State Health Facilities
 Financing, LOC Wells
 Fargo Bank                      1.00%         2/1/2031             2,200,000(e)     2,200,000
                                                                                    ----------
                                                                                     4,355,000
                                                                                    ----------
IOWA (7.16%)
Hills Health Care
 Revenue, LOC U.S.
 Bank                            0.98%         8/1/2032             1,400,000(e)     1,400,000
State Finance Authority,
 LOC Wells Fargo                 1.00%         3/1/2019             3,825,000(e)     3,825,000
State Finance Authority,
 LOC Bank of America             1.00%         4/1/2025             2,885,000(e)     2,885,000

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

                           TAX-FREE MONEY MARKET FUND
                      INVESTMENTS IN SECURITIES (UNAUDITED)
                          JANUARY 31, 2004 (CONTINUED)
--------------------------------------------------------------------------------

                                                MATURITY            PRINCIPAL          MARKET
NAME OF ISSUER(f)                YIELD            DATE                AMOUNT           VALUE(a)
---------------------------   ----------   -----------------   -------------------   -----------
             (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
IOWA (CONTINUED)
State Finance Authority,
 LOC U.S. Bank                   0.98%         6/1/2027         $     100,000(e)    $  100,000
State Finance Authority
 Museum, LOC Wells
 Fargo                           1.00%         5/1/2012             3,370,000(e)     3,370,000
State Finance Authority
 Private College
 Revenue, LOC Wells
 Fargo                           0.98%         7/1/2024             1,500,000(e)     1,500,000
State Finance Authority
 Small Business
 Development, Guaranty:
 E.I. DuPont de
 Nemours                         1.00%        11/1/2015               300,000(e)       300,000
State Higher Education,
 LOC Wells Fargo                 1.00%        11/1/2016             9,300,000(e)     9,300,000
State Higher Education,
 LOC LaSalle Bank                0.96%         4/1/2027             8,570,000(e)     8,570,000
State Higher Education,
 LOC LaSalle Bank                0.98%        11/1/2030               915,000(e)       915,000
State School Corps
 Anticipation, FSA
 Insured                         1.10%        6/18/2004            31,730,000       31,836,969
Webster County
 Educational Facilities,
 LOC Wells Fargo                 1.00%         7/1/2020             2,400,000(e)     2,400,000
Woodbury County
 (Siouxland Regional
 Cancer Center) LOC
 Wells Fargo                     1.00%        12/1/2014             3,910,000(e)     3,910,000
                                                                                    ----------
                                                                                    70,311,969
                                                                                    ----------
LOUISIANA (3.98%)
East Baton Rouge Parish
 PCR, Guaranty:
 ExxonMobil Corporation          0.93%        11/1/2019             5,200,000(e)     5,200,000
Lake Charles Harbor,
 LOC Bank One                    0.94%         9/1/2029             2,800,000(e)     2,800,000
State Public Facilities
 Authority, AMBAC
 Insured                         0.95%        2/10/2004            21,000,000       21,000,000
State Public Facilities
 Authority, LOC Credit
 Suisse
First Boston                     0.97%         4/7/2004             6,000,000        6,000,000
State Offshore, LOC
 Bank One                        1.00%        10/1/2019             4,105,000(e)     4,105,000
                                                                                    ----------
                                                                                    39,105,000
                                                                                    ----------


                                                MATURITY            PRINCIPAL          MARKET
NAME OF ISSUER(f)                YIELD            DATE                AMOUNT           VALUE(a)
---------------------------   ----------   -----------------   -------------------   -----------
             (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
MAINE (0.36%)
State Health & Higher
 Education (Bowdoin
 College), LOC State
 Street Bank & Trust             0.97%         7/1/2025         $   3,565,000(e)    $3,565,000
                                                                                    ----------
MARYLAND (3.87%)
City of Baltimore Public
 Improvement, FGIC
 Insured                         0.95%        10/1/2022            14,700,000(e)    14,700,000
Montgomery County
 Housing Opportunities,
 Guaranty: FHLMC                 0.96%        11/1/2007            13,050,000(e)    13,050,000
Montgomery County
 Redevelopment
 Authority, Guaranty:
 FNMA                            0.90%        8/15/2031            10,300,000(e)    10,300,000
                                                                                    ----------
                                                                                    38,050,000
                                                                                    ----------
MASSACHUSETTS (3.23%)
State Health and
 Education, MBIA
 Insured                         0.91%        10/1/2027             2,150,000(e)     2,150,000
State Health and
 Education, LOC State
 Street Bank                     0.94%         1/1/2035             1,100,000(e)     1,100,000
State Health and
 Education, LOC U.S.
 Bank                            0.95%         4/1/2035             3,000,000(e)     3,000,000
State Health and
 Education Facilities,
 LOC State Street Bank           0.93%        12/1/2029             3,000,000(e)     3,000,000
State Health and
 Educational Facilities
 Authority Capital
 Assets, LOC State
 Street Bank                     0.91%         1/1/2019               900,000(e)       900,000
State Water Reserve
 Authority, FGIC Insured         0.91%         8/1/2023            18,965,000(e)    18,965,000
State Water Reserve
 Authority, FGIC Insured         0.95%        11/1/2026             2,600,000(e)     2,600,000
                                                                                    ----------
                                                                                    31,715,000
                                                                                    ----------
MICHIGAN (4.08%)
Detroit Sewer Disposal,
 MBIA Insured                    0.88%         7/1/2023             2,500,000(e)     2,500,000
Detroit Sewer Disposal,
 FGIC Insured                    0.95%         7/1/2029             1,900,000(e)     1,900,000

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

                           TAX-FREE MONEY MARKET FUND
                      INVESTMENTS IN SECURITIES (UNAUDITED)
                          JANUARY 31, 2004 (CONTINUED)
--------------------------------------------------------------------------------

                                                MATURITY            PRINCIPAL          MARKET
NAME OF ISSUER(f)                YIELD            DATE                AMOUNT           VALUE(a)
---------------------------   ----------   -----------------   -------------------   -----------
             (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
MICHIGAN (CONTINUED)
Eastern Michigan
 University, FGIC
 Insured                      0.98%             6/1/2027          $  1,200,000(e)    $1,200,000
Ingham County Economic
 Development Corp.,
 LOC Bank One                 1.00%             4/1/2022               975,000(e)       975,000
State GO                      1.05%             5/4/2004             8,200,000        8,200,000
State Grant Anticipation
 Notes, FSA Insured           0.94%            9/15/2008             5,300,000(e)     5,300,000
State Grant Anticipation
 Notes, FSA Insured           0.93%            9/15/2008             6,400,000(e)     6,400,000
State Housing, MBIA
 Insured                      0.94%             4/1/2024             1,680,000(e)     1,680,000
State Strategic Fund,
 LOC Fifth Third Bank         0.95%             6/1/2031             3,100,000(e)     3,100,000
University of Michigan
 Revenue                      0.93%             4/1/2032             8,830,000(e)     8,830,000
                                                                                     ----------
                                                                                     40,085,000
                                                                                     ----------
MINNESOTA (5.97%)
Arden Hills Housing &
 Health Care, LOC U.S.
 Bank                         1.03%             9/1/2029               146,000(e)       146,000
Beltrami County
 Environmental Control,
 LOC Toronto Dominion
 Bank                         0.94%            12/1/2021             2,800,000(e)     2,800,000
Maple Grove County
 Multi-Family Housing,
 LOC Wells Fargo              0.95%            11/1/2031             2,170,000(e)     2,170,000
Mendota Heights, LOC
 Wells Fargo                  0.95%            11/1/2031             1,500,000(e)     1,500,000
Minneapolis Multifamily,
 LOC Wells Fargo              0.95%            12/1/2027             7,570,000(e)     7,570,000
Minneapolis Nursing
 Home, LOC Wells
 Fargo                        0.95%            12/1/2027             9,235,000(e)     9,235,000
Minneapolis Revenue,
 LOC Wells Fargo              0.95%            11/1/2016               940,000(e)       940,000
St Cloud Infrastructure
 Management, LOC
 Wells Fargo                  0.95%             2/1/2015             8,000,000(e)     8,000,000
St Paul Housing &
 Redevelopment, LOC
 Wells Fargo                  1.00%             5/1/2027             2,340,000(e)     2,340,000
State Higher Education
 Facilities, LOC Harris
 Trust & Savings Bank         0.98%            10/1/2020               820,000(e)       820,000


                                                MATURITY            PRINCIPAL          MARKET
NAME OF ISSUER(f)                YIELD            DATE                AMOUNT           VALUE(a)
---------------------------   ----------   -----------------   -------------------   -----------
             (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
MINNESOTA (CONTINUED)
State Higher Education
 Facilities, LOC U.S.
 Bank                         1.00%            10/1/2033          $  2,800,000(e)    $2,800,000
State School Districts Tax
 and Aid, School District
 Credit Program               0.95%            8/27/2004            20,000,000       20,090,206
State Power and Light
 Cohasset County, LOC
 ABN AMRO                     0.98%            12/1/2007               200,000(e)       200,000
                                                                                     ----------
                                                                                     58,611,206
                                                                                     ----------
MISSISSIPPI (0.06%)
Jackson County PCR,
 Guaranty:
 ChevronTexaco
 Corporation                  1.00%             6/1/2023               600,000(e)       600,000
                                                                                     ----------
MISSOURI (0.35%)
St. Charles County,
 Guaranty: FNMA               0.95%             2/1/2029             2,000,000(e)     2,000,000
State Health and
 Education Facilities,
 LOC Dexia Group              0.98%             6/1/2026               250,000(e)       250,000
State Health and
 Educational Facilities,
 LOC Bank of America          0.98%            11/1/2032             1,200,000(e)     1,200,000
                                                                                     ----------
                                                                                      3,450,000
                                                                                     ----------
NEBRASKA (0.45%)
Scotts Bluff County
 Hospital Authority, LOC
 U.S. Bank                    1.00%            12/1/2031             4,100,000(e)     4,100,000
State Educational
 Finance Authority, LOC
 U.S. Bank                    0.98%             3/1/2033               300,000(e)       300,000
                                                                                     ----------
                                                                                      4,400,000
                                                                                     ----------
NEVADA (1.11%)
Clark County Airport
 Improvement Revenue,
 LOC Westdeutsche
 Landesbank                   0.91%             7/1/2025             1,100,000(e)     1,100,000
Clark County Airport
 Revenue, LOC
 Bayerische Landesbank        0.88%             7/1/2029             1,600,000(e)     1,600,000
Clark County School
 District, FSA Insured        0.88%            6/15/2021             8,200,000(e)     8,200,000
                                                                                     ----------
                                                                                     10,900,000
                                                                                     ----------

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

                           TAX-FREE MONEY MARKET FUND
                      INVESTMENTS IN SECURITIES (UNAUDITED)
                          JANUARY 31, 2004 (CONTINUED)
--------------------------------------------------------------------------------

                                                MATURITY            PRINCIPAL          MARKET
NAME OF ISSUER(f)                YIELD            DATE                AMOUNT          VALUE(a)
---------------------------   ----------   -----------------   -------------------   -----------
             (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
NEW HAMPSHIRE (0.30%)
State Health and
 Education Facilities,
 FSA Insured                     0.93%         8/1/2031         $   2,000,000(e)    $2,000,000
State Higher Education
 and Health, LOC JP
 Morgan Chase                    0.93%         7/1/2021               990,000(e)       990,000
                                                                                    ----------
                                                                                     2,990,000
                                                                                    ----------
NEW YORK (3.69%)
Babylon IDA, FSA
 Insured                         0.94%         1/1/2019             5,000,000(e)     5,000,000
Jay Street Development
 Corporation Courts
 Facility Lease, LOC
 Toronto Dominion                0.91%         5/1/2021             5,700,000(e)     5,700,000
New York City GO, LOC
 Morgan Guaranty Trust           0.95%         8/1/2016             1,195,000(e)     1,195,000
New York City GO, LOC
 JP Morgan Chase                 0.95%         8/1/2017             1,700,000(e)     1,700,000
New York City GO, LOC
 JP Morgan Chase                 0.95%        8/15/2020             4,130,000(e)     4,130,000
New York City Municipal
 Water Authority, FGIC
 Insured                         0.96%        6/15/2023             3,200,000(e)     3,200,000
New York City Municipal
 Water Finance
 Authority, FGIC Insured         0.96%        6/15/2022             3,275,000(e)     3,275,000
State Energy Research
 and Development, LOC
 Societe Generale                0.87%        10/1/2014             3,500,000(e)     3,500,000
State, FGIC Insured              0.90%         4/1/2021             8,500,000(e)     8,500,000
                                                                                    ----------
                                                                                    36,200,000
                                                                                    ----------
NORTH CAROLINA (1.80%)
Charlotte Airport
 Revenue, MBIA Insured           0.91%         7/1/2029             6,065,000(e)     6,065,000
Greensboro Enterprise
 System Revenue                  1.00%         6/1/2024             2,300,000(e)     2,300,000
State Educational
 Facilities Financy
 Agency Revenue, LOC
 Bank of America                 0.95%         1/1/2019             2,165,000(e)     2,165,000
State Medical Care, LOC
 Wachovia Bank                   0.98%        10/1/2013               300,000(e)       300,000
State Medical Care, LOC
 Wachovia Bank                   0.96%        10/1/2016             3,100,000(e)     3,100,000
State Medical Care
 Commission Hospital
 Revenue, LOC Suntrust
 Bank                            0.95%        11/1/2032             3,700,000(e)     3,700,000
                                                                                    ----------
                                                                                    17,630,000
                                                                                    ----------


                                                MATURITY            PRINCIPAL          MARKET
NAME OF ISSUER(f)                YIELD            DATE                AMOUNT          VALUE(a)
---------------------------   ----------   -----------------   -------------------   -----------
             (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
NORTH DAKOTA (0.16%)
Ward County Health
 Care Facility, LOC U.S.
 Bank                            1.03%         7/1/2029         $   1,600,000(e)    $1,600,000
                                                                                    ----------
OHIO (2.43%)
Franklin County Hospital,
 LOC JP Morgan Chase             0.93%        12/1/2020             4,465,000(e)     4,465,000
Franklin County Hospital,
 LOC JP Morgan Chase             0.93%        12/1/2021             2,800,000(e)     2,800,000
Franklin County Hospital,
 LOC National City Bank          0.95%        12/1/2028             2,665,000(e)     2,665,000
State Housing Finance
 Agency, LOC JP
 Morgan Chase                    1.05%        12/1/2015             4,000,000(e)     4,000,000
Warren County
 Healthcare Facilities
 Revenue, LOC Fifth
 Third Bank                      1.09%         7/1/2023             9,929,000(e)     9,929,000
                                                                                    ----------
                                                                                    23,859,000
                                                                                    ----------
OREGON (0.41%)
Tri County Metropolitan
 Transportation District,
 LOC Bayerische
 Landesbank                      0.90%        12/1/2021             4,000,000(e)     4,000,000
                                                                                    ----------
PENNSYLVANIA (1.99%)
Emmaus General
 Authority, GIC Goldman
 Sachs                           0.99%         3/1/2024               400,000(e)       400,000
City of Delaware Local
 Government, LOC
 Toronto Dominion                0.95%        12/1/2020             2,500,000(e)     2,500,000
Schuylkill County IDA,
 LOC Dexia Credit                1.00%        12/1/2022             1,005,000(e)     1,005,000
South Fork Municipal
 Authority, MBIA Insured         0.94%         7/1/2028            10,800,000(e)    10,800,000
Washington County
 Authority (Courthouse
 Square), LOC
 Wachovia Bank                   0.99%        11/1/2005             4,800,000(e)     4,800,000
                                                                                    ----------
                                                                                    19,505,000
                                                                                    ----------
RHODE ISLAND (0.45%)
State Health, LOC Bank
 of New York                     0.97%         7/1/2031             4,400,000(e)     4,400,000
                                                                                    ----------
SOUTH CAROLINA (1.70%)
Florence County, FGIC
 Insured                         0.95%        11/1/2015             2,800,000(e)     2,800,000

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

                           TAX-FREE MONEY MARKET FUND
                      INVESTMENTS IN SECURITIES (UNAUDITED)
                          JANUARY 31, 2004 (CONTINUED)
--------------------------------------------------------------------------------

                                                MATURITY            PRINCIPAL          MARKET
NAME OF ISSUER(f)                YIELD            DATE                AMOUNT          VALUE(a)
---------------------------   ----------   -----------------   -------------------   -----------
             (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
SOUTH CAROLINA (CONTINUED)
State Job Development
 Authority (Catholic
 Diocese), LOC Bank of
 America                     1.00%             9/1/2018         $   4,200,000(e)    $4,200,000
State Job Development
 Authority (Regional
 Medical Center),
 AMBAC Insured               0.91%            2/15/2028             1,090,000(e)     1,090,000
State Housing Funding
 Development Authority,
 Guaranty: FHLMC             0.96%             8/1/2031             8,600,000(e)     8,600,000
                                                                                    ----------
                                                                                    16,690,000
                                                                                    ----------
SOUTH DAKOTA (0.01%)
Lawrence County PCR,
 LOC JP Morgan Chase         0.98%             7/1/2032               100,000(e)       100,000
                                                                                    ----------
TENNESSEE (0.99%)
Clarksville Public Building
 Authority, LOC Bank of
 America                     0.95%            11/1/2027             4,690,000(e)     4,690,000
Hamilton County
 Development Board
 IDA, LOC Bank of
 America                     0.95%             3/1/2015             1,100,000(e)     1,100,000
Metropolitan Government
 Nashville and Davidson
 Counties, LOC Bank of
 America                     0.95%             8/1/2018             3,915,000(e)     3,915,000
                                                                                    ----------
                                                                                     9,705,000
                                                                                    ----------
TEXAS (6.38%)
Austin County Industrial
 Development Corp,
 LOC Bank One                0.95%            12/1/2014             1,050,000(e)     1,050,000
Bexar County Housing
 Authority, FNMA
 Collateralized              0.93%            9/15/2026             5,100,000(e)     5,100,000
Brownsville Utility
 Systems, MBIA Insured       0.90%             9/1/2027             2,785,000(e)     2,785,000
City of Austin Public
 Improvement,
 Collateralized and
 prerefunded in
 governments                 1.05%             9/1/2012             1,500,000(e)     1,541,708
City of Houston GO, FSA
 Insured                     1.10%             3/1/2004             4,500,000        4,513,804
City of San Antonio
 Health Facilities, LOC
 Wells Fargo                 1.00%             6/1/2020             2,000,000(e)     2,000,000


                                                MATURITY            PRINCIPAL          MARKET
NAME OF ISSUER(f)                YIELD            DATE                AMOUNT          VALUE(a)
---------------------------   ----------   -----------------   -------------------   -----------
             (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
TEXAS (CONTINUED)
Dallas Fort Worth
 Regulated Apartment
 Housing, MBIA Insured       1.04%            11/1/2004             5,000,000        5,165,623
Harris County, Guaranty:
 ExxonMobil Corporation      0.88%             3/1/2024         $     300,000(e)    $  300,000
Harris County Health,
 MBIA Insured                1.00%            10/1/2029               975,000(e)       975,000
Harris County Hospital,
 LOC Landesbank
 Hessen-Thuringen            1.00%            2/26/2004             5,000,000        5,000,000
Lower Neches Valley,
 Guaranty: Exxon Mobil
 Corporation                 0.93%             8/1/2022             1,500,000(e)     1,500,000
Port Development Corp
 Stolt Terminals Project,
 LOC Canadian Imperial
 Bank                        0.95%            1/15/2014             1,300,000(e)     1,300,000
South La Porte
 Commission Marine
 Terminal, LOC
 Bayerische Landesbank       0.97%             7/1/2021             1,950,000(e)     1,950,000
State GO                     1.10%            8/31/2004            25,300,000       25,430,522
Tarrant County Housing
 Finance Revenue,
 FNMA Collateralized         0.96%            2/15/2028             4,000,000(e)     4,000,000
                                                                                    ----------
                                                                                    62,611,657
                                                                                    ----------
UTAH (2.93%)
Intermountain Power
 Agency, LOC Bank of
 Nova Scotia                 0.96%             4/6/2004            12,400,000       12,400,000
Provo City Building
 Authority Lease, LOC
 Wells Fargo                 1.00%             5/1/2012             3,875,000(e)     3,875,000
Salt Lake City Revenue,
 LOC Wells Fargo Bank        1.00%            12/1/2021            12,545,000(e)    12,545,000
                                                                                    ----------
                                                                                    28,820,000
                                                                                    ----------
VIRGINIA (0.95%)
Alexandria IDA (Pooled
 Income Project), LOC
 Bank of America             0.95%             7/1/2026             3,550,000(e)     3,550,000
Hampton Redevelopment
 and Housing, Guaranty:
 FHLMC                       0.96%            12/1/2019             2,390,000(e)     2,390,000
Harrisonburg
 Redevelopment, LOC
 Bank One                    0.95%             3/1/2016             2,000,000(e)     2,000,000
Louisa County, LOC
 Bank of America             0.95%             1/1/2020             1,380,000(e)     1,380,000
                                                                                    ----------
                                                                                     9,320,000
                                                                                    ----------

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

                           TAX-FREE MONEY MARKET FUND
                      INVESTMENTS IN SECURITIES (UNAUDITED)
                          JANUARY 31, 2004 (CONTINUED)
--------------------------------------------------------------------------------

                                                MATURITY            PRINCIPAL          MARKET
NAME OF ISSUER(f)                YIELD            DATE                AMOUNT          VALUE(a)
---------------------------   ----------   -----------------   -------------------   -----------
             (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
WASHINGTON (3.48%)
City of Seattle Water
 System Revenue, LOC
 Bayerische Landesbank          0.86%         9/1/2025          $  4,700,000(e)    $  4,700,000
City of Tacoma Revenue,
 LOC Bank of America            0.96%        3/15/2004             5,200,000          5,200,000
State Housing
 Commission (Rockwood
 Retirement Home), LOC
 Wells Fargo                    1.00%         1/1/2030               200,000(e)         200,000
State Housing Finance
 Commission, LOC U.S.
 Bank                           1.00%         7/1/2011             1,000,000(e)       1,000,000
State Housing Finance
 Commission (Riverview
 Retirement), LOC U.S.
 Bank                           1.00%         7/1/2022             1,100,000(e)       1,100,000
State Housing Finance
 Commission (Evergreen
 School Project), LOC
 Wells Fargo                    1.00%         7/1/2028             4,800,000(e)       4,800,000
State Public Power
 (Electric Supply), MBIA
 Insured                        0.91%         7/1/2012             6,555,000(e)       6,555,000
State Public Power
 (Nuclear Supply), LOC
 JP Morgan Chase                0.92%         7/1/2018             9,610,000(e)       9,610,000
Washington Housing
 Commission (Overlake
 School), LOC Wells
 Fargo                          1.00%        10/1/2029             1,000,000(e)       1,000,000
                                                                                   ------------
                                                                                     34,165,000
                                                                                   ------------
WISCONSIN (1.12%)
State Health and
 Educational Facilities
 Authority, LOC U.S.
 Bank                           0.95%        8/15/2016             7,400,000(e)       7,400,000
State Health and
 Educational Facilities
 Authority, FSA Insured         0.98%        12/1/2029               200,000(e)         200,000
State Health and
 Educational Facilities
 Authority, LOC US
 Bank                           1.00%         2/1/2030             1,125,000(e)       1,125,000


                                                MATURITY            PRINCIPAL          MARKET
NAME OF ISSUER(f)                YIELD            DATE                AMOUNT          VALUE(a)
---------------------------   ----------   -----------------   -------------------   -----------
             (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
WISCONSIN (CONTINUED)
State Health and
 Educational Facilities
 Authority, AMBAC
 Insured                        0.98%        8/15/2030          $  1,600,000(e)    $  1,600,000
State Health and
 Educational Facilities
 Authority, LOC Marshall
 and Ilsley Bank                1.03%        12/1/2032               650,000(e)         650,000
                                                                                   ------------
                                                                                     10,975,000
                                                                                   ------------
WYOMING (1.44%)
Kemmerer PCR,
 Guaranty: ExxonMobil
 Corporation                    0.88%        11/1/2014             2,400,000(e)       2,400,000
Lincoln County PCR,
 Guaranty: ExxonMobil
 Corporation                    0.88%        11/1/2014               600,000(e)         600,000
Lincoln County PCR,
 Guaranty: ExxonMobil
 Corporation                    0.88%        11/1/2014             4,960,000(e)       4,960,000
Lincoln County PCR,
 Guaranty: ExxonMobil
 Corporation                    0.88%        11/1/2014             2,300,000(e)       2,300,000
Sweetwater County, LOC
 Barclays Bank                  1.02%        3/11/2004             3,400,000          3,400,000
Sweetwater County
 (Pacific Corporation
 Project), LOC Bank
 One                            1.03%         1/1/2014               500,000(e)         500,000
                                                                                   ------------
                                                                                     14,160,000
-----------------------------------------------------------------------------------------------
Total Investments in Securities
 (amortized cost: $992,709,262) (b)                                                $992,709,262
===============================================================================================

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

                      INSTITUTIONAL PRIME MONEY MARKET FUND
                      INVESTMENTS IN SECURITIES (UNAUDITED)
                                JANUARY 31, 2004
--------------------------------------------------------------------------------

                                                MATURITY            PRINCIPAL          MARKET
NAME OF ISSUER(f)               YIELD            DATE                AMOUNT           VALUE(a)
---------------------------   ----------   -----------------   -------------------   -----------
             (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (99.50%):
------------------------------------------------------------------------------------------------
AGRICULTURAL (1.45%)
Archer Daniels Midland
 Company                       1.06%          3/30/2004        $   2,910,000(c)    $  2,905,030
Archer Daniels Midland
 Company                       1.05%           4/6/2004            4,080,000(c)       4,072,265
                                                                                   ------------
                                                                                      6,977,295
                                                                                   ------------
BANKS -- DOMESTIC (16.68%)
Bank of America                1.05%          2/25/2004           15,500,000         15,489,150
Branch Banking & Trust         1.11%          2/10/2004           10,000,000          9,999,961
LaSalle Bank                   1.07%          2/23/2004           20,000,000         20,000,000
Southtrust Bank                1.25%          5/24/2004           15,000,000         15,007,331
US Bank                        1.05%          5/15/2004           11,200,000         11,356,551
Wells Fargo Bank               1.25%          7/15/2004            8,300,000          8,499,907
                                                                                   ------------
                                                                                     80,352,900
                                                                                   ------------
BANKS -- OTHER (26.56%)
Bank of Scotland               1.10%         11/29/2004           20,000,000         19,995,177
Barclays Bank PLC              1.05%          11/8/2004           18,500,000         18,497,129
Lloyds TSB Bank                1.01%           2/6/2004           24,000,000         23,996,633
Rabobank USA Finance           1.02%          4/23/2004           20,000,000         19,953,533
Societe Generale North
 America                       1.05%           4/6/2004            6,710,000          6,697,279
Toronto Dominion Bank          1.02%          3/18/2004           20,000,000         19,973,933
Toronto Dominion
 Holdings                      1.08%           3/1/2004            7,515,000          7,508,462
World Savings Bank             1.04%          4/12/2004           11,400,000         11,399,998
                                                                                   ------------
                                                                                    128,022,144
                                                                                   ------------
CHEMICALS (2.49%)
E.I. DuPont de Nemours         1.07%           2/9/2004           12,000,000         11,997,147
                                                                                   ------------
FINANCIAL -- AUTO (3.74%)
American Honda
 Finance                       1.01%          2/24/2004            3,000,000          2,998,064
American Honda
 Finance                       1.12%          5/12/2004            5,000,000          4,999,872
American Honda
 Finance                       1.33%          5/17/2004           10,000,000         10,005,531
                                                                                   ------------
                                                                                     18,003,467
                                                                                   ------------
FINANCIAL -- DIVERSIFIED BUSINESS (13.61%)
American Express Credit
 Corporation                   1.01%           3/8/2004           15,000,000         14,984,850
American International
 Group                         1.18%          5/10/2004            2,000,000          2,021,646
Citigroup                      1.49%           5/4/2004            7,945,000          7,952,837
Dexia Corporation              1.02%          3/12/2004           15,200,000         15,182,773
Goldman Sachs                  1.47%          5/10/2004            5,000,000          5,004,586
Merrill Lynch &
 Company                       1.02%          2/11/2004           10,425,000         10,422,046
Merrill Lynch &
 Company                       1.47%          5/21/2004           10,000,000         10,010,542
                                                                                   ------------
                                                                                     65,579,280
                                                                                   ------------


                                                MATURITY            PRINCIPAL          MARKET
NAME OF ISSUER(f)               YIELD            DATE                AMOUNT           VALUE(a)
---------------------------   ----------   -----------------   -------------------   -----------
             (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (CONTINUED):
------------------------------------------------------------------------------------------------
FINANCIAL -- DIVERSIFIED BUSINESS, ASSET-BACKED (13.57%)
Edison Asset
 Securitization                1.09%          2/18/2004        $  19,300,000(c)    $ 19,290,066
Falcon Asset
 Securitization                1.02%          2/26/2004           12,650,000(c)      12,641,040
Liberty Street Funding
 Corporation                   1.03%          3/26/2004           12,050,000(c)      12,031,383
Preferred Receivables
 Funding                       1.08%          3/22/2004           15,000,000(c)      14,977,500
Yorktown Capital
 Corporation                   1.02%          2/26/2004            6,400,000(c)       6,395,467
                                                                                   ------------
                                                                                     65,335,456
                                                                                   ------------
GOVERNMENT -- DOMESTIC (14.93%)
Federal Home Loan
 Bank                          1.11%          2/13/2004           10,800,000         10,814,489
Federal Home Loan
 Bank                          1.50%           3/1/2005           10,000,000         10,000,000
Federal Home Loan
 Mortgage Corporation          1.09%           2/2/2004           12,930,000         12,929,609
Federal Home Loan
 Mortgage Corporation          1.07%          2/19/2004            5,955,000          5,951,814
Federal National
 Mortgage Association          0.96%           2/3/2004            2,100,000          2,099,888
Federal National
 Mortgage Association          1.36%          8/15/2004            5,000,000          5,136,230
Federal National
 Mortgage Association          1.25%          8/27/2004           10,000,000         10,000,000
Federal National
 Mortgage Association          1.50%          10/1/2004            5,000,000          5,000,000
Federal National
 Mortgage Association          1.61%         12/30/2004           10,000,000         10,000,000
                                                                                   ------------
                                                                                     71,932,030
                                                                                   ------------
UTILITIES -- TELEPHONE (6.47%)
Alltel Corp                    1.13%           4/1/2004           17,264,000         17,436,553
SBC Communications             1.20%           6/5/2004           10,000,000         10,100,444
Verizon Network Funding
 Corporation                   0.99%           2/4/2004            3,600,000          3,599,703
                                                                                   ------------
                                                                                     31,136,700
                                                                                   ------------
Total Commercial Paper & Other Corporate
 Obligations (amortized cost: $479,336,419)                                        $479,336,419
-----------------------------------------------------------------------------------------------
TAXABLE MUNICIPALS (2.26%)
State of Texas G.O.            1.05%           6/1/2023           10,900,000(e)      10,900,000
-----------------------------------------------------------------------------------------------
Total Taxable Municipals (amortized cost:
$ 10,900,000)                                                                      $ 10,900,000
-----------------------------------------------------------------------------------------------
Total Investment in Securities (amortized cost:
$ 490,236,419)(b)                                                                  $490,236,419
===============================================================================================

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

                   INSTITUTIONAL TAX-FREE MONEY MARKET FUND
                      INVESTMENTS IN SECURITIES (UNAUDITED)
                                JANUARY 31, 2004
--------------------------------------------------------------------------------

                                              MATURITY             PRINCIPAL         MARKET
NAME OF ISSUER(f)              YIELD            DATE                AMOUNT          VALUE(a)
-------------------------   ----------   ------------------   ------------------   -----------
               (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
ALABAMA (2.55%)
Birmingham, FSA
 Insured                        1.10%          4/1/2004         $  2,625,000       $2,641,634
Mobile Industrial
 Development Board
 Dock & Wharf, LOC
 Wachovia Bank                  0.95%          6/1/2032            3,000,000(e)     3,000,000
Mobile Development
 Authority PCR, LOC
 ExxonMobil
 Corporation                    0.93%         7/15/2032            2,100,000(e)     2,100,000
Stevenson Industrial
 Development Board
 Environmental
 Revenue, LOC Bank of
 America                        0.93%         11/1/2011              250,000(e)       250,000
                                                                                   ----------
                                                                                    7,991,634
                                                                                   ----------
ALASKA (1.23%)
Valdez Marine Terminal
 Revenue, Guaranty:
 ExxonMobil
 Corporation                    0.93%         12/1/2029            1,050,000(e)     1,050,000
Valdez Marine Terminal
 Revenue, Guaranty:
 ExxonMobil
 Corporation                    0.93%         12/1/2033            2,800,000(e)     2,800,000
                                                                                   ----------
                                                                                    3,850,000
                                                                                   ----------
ARIZONA (0.89%)
Apache County IDR,
 LOC Toronto Dominion
 Bank                           0.97%        12/15/2018            1,400,000(e)     1,400,000
Phoenix IDA, LOC Wells
 Fargo                          1.00%          4/1/2028            1,400,000(e)     1,400,000
                                                                                   ----------
                                                                                    2,800,000
                                                                                   ----------
CALIFORNIA (5.30%)
Irvine Improvement
 Bond, LOC Bank of
 America                        0.95%          9/2/2025              473,000(e)       473,000
Irvine Ranch Water
 District, LOC
 Landesbank
 Hessen-Thuringen               0.95%        11/15/2013              500,000(e)       500,000
Irvine Ranch Water
 District, LOC
 Landesbank
 Hessen-Thuringen               0.95%        11/15/2013              400,000(e)       400,000

                                              MATURITY             PRINCIPAL         MARKET
NAME OF ISSUER(f)              YIELD            DATE                AMOUNT          VALUE(a)
-------------------------   ----------   ------------------   ------------------   -----------
               (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
CALIFORNIA (CONTINUED)
Irvine Ranch Water
 District, LOC State
 Street Bank                    0.95%          1/1/2021              800,000(e)       800,000
Kern Water Bank
 Authority, LOC Wells
 Fargo                          0.95%          7/1/2028         $  6,700,000(e)    $6,700,000
State Department of
 Water Resources, FSA
 Insured                        0.91%          5/1/2022            2,500,000(e)     2,500,000
State Department of
 Water Resources LOC
 Bayerische
 Landesbank                     0.95%          5/1/2022            5,000,000(e)     5,000,000
State Health Facilities,
 MBIA Insured                   0.94%         12/1/2015              250,000(e)       250,000
                                                                                   ----------
                                                                                   16,623,000
                                                                                   ----------
COLORADO (5.82%)
Colorado Springs (YMCA
 Pikes Peak), LOC
 Wells Fargo                    1.00%         11/1/2022            1,110,000(e)     1,110,000
Colorado Springs
 Revenue, LOC Wells
 Fargo                          1.00%         3/15/2023              600,000(e)       600,000
Crystal Valley Metro
 District, LOC Wells
 Fargo                          1.00%          5/1/2032            1,600,000(e)     1,600,000
Denver City & County
 Convention Center,
 FSA Insured                    0.90%          9/1/2025            1,600,000(e)     1,600,000
Douglas County MFHR
 (Autumn Chase),
 Guaranty: FHLMC                0.96%         12/1/2029              600,000(e)       600,000
Dove Valley Metropolitan
 District (Arapahoe
 County), LOC BNP
 Paribas                        1.90%         11/1/2021            2,545,000(e)     2,545,000
Moffat County PCR,
 AMBAC Insured                  1.00%          5/1/2013            2,500,000(e)     2,500,000
State Educational &
 Cultural Facilities
 Authority, LOC Wells
 Fargo                          1.00%          1/1/2033            1,500,000(e)     1,500,000
State Educational &
 Cultural Facilities
 Authority, LOC Wells
 Fargo                          1.00%         12/1/2033            1,600,000(e)     1,600,000
State Health Facilities
 Authority Revenue,
 LOC Wells Fargo                1.00%         12/1/2020            1,900,000(e)     1,900,000

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

                   INSTITUTIONAL TAX-FREE MONEY MARKET FUND
                      INVESTMENTS IN SECURITIES (UNAUDITED)
                          JANUARY 31, 2004 (CONTINUED)
--------------------------------------------------------------------------------

                                              MATURITY             PRINCIPAL         MARKET
NAME OF ISSUER(f)              YIELD            DATE                AMOUNT          VALUE(a)
-------------------------   ----------   ------------------   ------------------   -----------
               (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
COLORADO (CONTINUED)
State Health Facilities
 Authority Revenue,
 LOC U.S. Bank                  0.92%          1/1/2033          $  2,700,000(e)    $2,700,000
                                                                                    ----------
                                                                                    18,255,000
                                                                                    ----------
DISTRICT OF COLUMBIA (2.58%)
District of Columbia
 Multimodal Series D,
 MBIA Insured                   0.96%          6/1/2031             8,100,000(e)     8,100,000
                                                                                    ----------
FLORIDA (10.82%)
Collier County Health
 Facilities Authority,
 LOC Wachovia Bank              0.95%         12/1/2024               900,000(e)       900,000
Dade County IDA
 (Dolphins Stadium),
 LOC Societe Generale           0.95%          1/1/2016             1,900,000(e)     1,900,000
Gulf Coast Waste
 Disposal, Guaranty: BP
 Amoco                          1.05%          3/1/2009             2,500,000(e)     2,500,000
Indiana River County
 Revenue, LOC NBD
 Bank                           0.96%          7/1/2027             2,000,000(e)     2,000,000
Miami Health Facilities
 Authority (Mercy
 Hospital), LOC Bank of
 America                        0.95%          8/1/2020             2,530,000(e)     2,530,000
Pinellas County, LOC
 Wachovia Bank                  0.92%          2/3/2004             8,700,000        8,700,000
Pinellas County, LOC
 Wachovia Bank                  0.98%          4/6/2004             4,200,000        4,200,000
St. Johns County IDA
 Health Care (Glenmore
 St. Johns
Project), LOC LaSalle
 Bank                           0.95%          1/1/2007               500,000(e)       500,000
State Housing Finance
 Agency, FHLMC
 Collateralized                 0.90%         12/1/2005             2,190,000(e)     2,190,000
State Housing Finance
 Agency, FHLMC
 Collateralized                 0.90%          2/1/2008             3,090,000(e)     3,090,000
State Municipal Power,
 LOC Wachovia Bank              0.96%          3/1/2004             2,400,000        2,400,000
State Municipal Power,
 LOC Wachovia Bank              0.97%          4/6/2004             1,800,000        1,800,000
Sunshine State
 Government Finance
 Committee, AMBAC
 Insured                        0.95%          7/1/2016             1,200,000(e)     1,200,000
                                                                                    ----------
                                                                                    33,910,000
                                                                                    ----------


                                              MATURITY             PRINCIPAL         MARKET
NAME OF ISSUER(f)              YIELD            DATE                AMOUNT          VALUE(a)
-------------------------   ----------   ------------------   ------------------   -----------
               (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
GEORGIA (4.02%)
Clayton County Housing
 Authority, FNMA
 Collateralized                 0.96%          9/1/2026          $  1,415,000(e)    $1,415,000
DeKalb Private Hospital
 Authority, LOC Suntrust
 Bank                           0.95%          3/1/2024             1,700,000(e)     1,700,000
DeKalb Private Hospital
 Authority (Children's
 Health Care
Project), LOC Suntrust
 Bank                           0.95%         12/1/2028             1,000,000(e)     1,000,000
Hapeville Development
 Authority, LOC Bank of
 America                        0.94%         11/1/2015             4,900,000(e)     4,900,000
Marietta Housing
 Authority Multifamily
 Revenue, FNMA
 Collateralized                 0.96%         5/15/2007             3,600,000(e)     3,600,000
                                                                                    ----------
                                                                                    12,615,000
                                                                                    ----------
HAWAII
Honolulu, FSA Insured           1.04%          9/1/2004             3,205,000        3,278,197
Honolulu City & County
 GO, LOC Landesbank
 Hessen-Thuringen               0.91%          1/1/2017             2,100,000(e)     2,100,000
                                                                                    ----------
                                                                                     5,378,197
                                                                                    ----------
IDAHO (0.94%)
State Health Facilities
 Revenue (St. Lukes)
 LOC Harris Trust &
 Savings Bank                   0.98%          5/1/2022             1,500,000(e)     1,500,000
State Health Facilities
 Revenue, FSA Insured           0.98%          7/1/2030             1,440,000(e)     1,440,000
                                                                                    ----------
                                                                                     2,940,000
                                                                                    ----------
ILLINOIS (3.86%)
Chicago O'Hare
 International Airport
 Revenue, LOC Societe
 Generale                       0.92%          1/1/2015             2,600,000(e)     2,600,000
Galesburg Revenue
 (Knox College), LOC
 LaSalle Bank                   1.02%          3/1/2031             1,800,000(e)     1,800,000
State, Pre-refunded and
 escrowed in
 governments                    1.05%          8/1/2013             3,000,000(e)     3,151,651
State Development
 Finance Authority, LOC
 LaSalle Bank                   0.99%         12/1/2029             2,850,000(e)     2,850,000

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

                   INSTITUTIONAL TAX-FREE MONEY MARKET FUND
                      INVESTMENTS IN SECURITIES (UNAUDITED)
                          JANUARY 31, 2004 (CONTINUED)
--------------------------------------------------------------------------------

                                              MATURITY             PRINCIPAL          MARKET
NAME OF ISSUER(f)              YIELD            DATE                AMOUNT           VALUE(a)
-------------------------   ----------   ------------------   ------------------    -----------
            (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
ILLINOIS (CONTINUED)
State Health Facilities
 Authority Revenue,
 MBIA Insured                1.00%             8/15/2026          $  1,700,000(e)    $1,700,000
                                                                                     ----------
                                                                                     12,101,651
                                                                                     ----------
INDIANA (2.09%)
State Health Facilities
 Finance Authority, LOC
 U.S. Bank                   0.95%              1/1/2022             2,330,000(e)     2,330,000
State Health Facilities
 Finance Authority, LOC
 Wells Fargo                 1.00%              2/1/2031             1,015,000(e)     1,015,000
State Health Facilities
 Finance Authority
 (Capital Access
Designated Pool
 Program), LOC
 Comerica Bank               0.95%              1/1/2012               200,000(e)       200,000
State Health Facilities
 Finance Authority, LOC
 Wells Fargo                 1.00%              6/1/2012               800,000(e)       800,000
State Health Facilities
 Finance Authority
 Hospital Revenue,
 LOC Comerica Bank           0.95%              1/1/2016             1,510,000(e)     1,510,000
State Hospital
 Equipment Finance
 Authority, MBIA Insured     0.95%             12/1/2015               700,000(e)       700,000
                                                                                     ----------
                                                                                      6,555,000
                                                                                     ----------
IOWA (8.77%)
State Finance Authority
 Revenue, LOC Wells
 Fargo                       1.00%              3/1/2019             1,205,000(e)     1,205,000
State Finance Authority
 Revenue, LOC Wells
 Fargo                       1.00%              2/1/2023             2,480,000(e)     2,480,000
State Finance Authority
 Revenue (Museum
 Facilities), LOC Wells
 Fargo                       1.00%              5/1/2012             1,470,000(e)     1,470,000
State Finance Authority
 Revenue, LOC U.S.
 Bank                        1.03%              7/1/2026             2,100,000(e)     2,100,000
State Finance
 Authority Revenue
 (Small Business
 Development),
 Guaranty: E.I. DuPont
 de Nemours                  1.00%             11/1/2015             2,300,000(e)     2,300,000


                                              MATURITY             PRINCIPAL          MARKET
NAME OF ISSUER(f)              YIELD            DATE                AMOUNT           VALUE(a)
-------------------------   ----------   ------------------   ------------------    -----------
            (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
IOWA (CONTINUED)
State Higher Education
 Loan Authority
 Revenue, LOC Bank of
 America                     0.98%              7/1/2025          $  1,200,000(e)    $1,200,000
State Higher Education
 Loan Authority
 Revenue, LOC
 LaSalle Bank                0.98%             11/1/2032             2,000,000(e)     2,000,000
State Higher Educational
 Authority Revenue,
 LOC LaSalle Bank            0.96%              4/1/2027             2,000,000(e)     2,000,000
State School Corp, FSA
 Insured                     1.10%             6/18/2004            10,000,000       10,033,712
Webster County, LOC
 Wells Fargo                 1.00%              7/1/2020             1,205,000(e)     1,205,000
Woodbury County
 Educational Facilities
 Revenue, LOC U.S.
 Bank                        1.05%             11/1/2016             1,500,000(e)     1,500,000
                                                                                     ----------
                                                                                     27,493,712
                                                                                     ----------
KANSAS (1.00%)
City of Olathe Health
 Facilities Revenue,
 AMBAC Insured               0.98%              9/1/2032               450,000(e)       450,000
State Development
 Finance Authority, LOC
 AMBAC Insured               1.10%             10/1/2004             1,750,000        1,789,212
State Development
 Finance Authority
 (Shalom Obligated
 Group), LOC LaSalle
 Bank                        0.98%            11/15/2028               885,000(e)       885,000
                                                                                     ----------
                                                                                      3,124,212
                                                                                     ----------
LOUISIANA (2.49%)
Parish of East Baton
 Rouge PCR, Guaranty:
 ExxonMobil
 Corporation                 0.93%             11/1/2019             1,400,000(e)     1,400,000
State Offshore Terminal
 Authority, LOC Bank
 One                         1.00%             10/1/2019             3,500,000(e)     3,500,000
State Public Facilities
 Authority, LOC Bank
 One                         0.94%             12/1/2015             2,900,000(e)     2,900,000
                                                                                     ----------
                                                                                      7,800,000
                                                                                     ----------

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

                   INSTITUTIONAL TAX-FREE MONEY MARKET FUND
                      INVESTMENTS IN SECURITIES (UNAUDITED)
                          JANUARY 31, 2004 (CONTINUED)
--------------------------------------------------------------------------------

                                              MATURITY             PRINCIPAL          MARKET
NAME OF ISSUER(f)              YIELD            DATE                AMOUNT           VALUE(a)
-------------------------   ----------   ------------------   ------------------    -----------
            (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
MARYLAND (4.37%)
Baltimore Construction
 Public Improvement,
 FGIC Insured                    0.95%         10/1/2022        2,300,000(e)         2,300,000
Montgomery County
 Housing Opportunities
 Community MFHR
 (Oakwood Apartments),
 LOC FHLMC                       0.96%         11/1/2007       $ 8,900,000(e)       $8,900,000
State Health & Higher
 Education Facility, LOC
 Bank of America                 0.95%          1/1/2029        2,510,000(e)         2,510,000
                                                                                    ----------
                                                                                    13,710,000
                                                                                    ----------
MASSACHUSETTS (4.15%)
State Water Resource
 Authority, AMBAC
 Insured                         0.90%          4/1/2028        2,000,000(e)         2,000,000
State Water Reserve
 Authority, FGIC Insured         0.95%         11/1/2026       11,000,000(e)        11,000,000
                                                                                    ----------
                                                                                    13,000,000
                                                                                    ----------
MICHIGAN (2.93%)
Kent Hospital Financial
 Authority (Spectrum
 Health), MBIA Insured           0.95%         1/15/2026          300,000(e)           300,000
State Government Series
 GO                              1.05%          5/4/2004        8,300,000            8,300,000
State Strategic Fund
 (Clark Retirement),
 LOC Fifth Third Bank            0.95%          6/1/2031          600,000(e)           600,000
                                                                                    ----------
                                                                                     9,200,000
                                                                                    ----------
MINNESOTA (3.11%)
Arden Hills Housing &
 Healthcare, LOC U.S.
 Bank                            1.03%          9/1/2029          193,000(e)           193,000
City of Cohasset (MN
 Power & Light Project),
 LOC Wachovia Bank               0.98%          6/1/2013          200,000(e)           200,000
City of Cohasset (MN
 Power & Light Project),
 LOC ABN AMRO                    0.98%          6/1/2020          485,000(e)           485,000
City of Minneapolis
 Revenue, SBPA Wells
 Fargo                           0.90%          6/1/2032          500,000(e)           500,000
Hennepin County GO               0.85%         12/1/2020        1,350,000(e)         1,350,000
Mendota Heights
 Housing, LOC Wells
 Fargo                           0.95%         11/1/2031        2,175,000(e)         2,175,000


                                              MATURITY             PRINCIPAL          MARKET
NAME OF ISSUER(f)              YIELD            DATE                AMOUNT           VALUE(a)
-------------------------   ----------   ------------------   ------------------    -----------
            (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
MINNESOTA (CONTINUED)
Mineapolis Special
 School District, FSA
 Insured                         0.95%          2/1/2004        1,085,000            1,085,000
St. Cloud Infrastructure
 Management, LOC
 Wells Fargo                     0.95%          2/1/2015       $ 1,465,000(e)       $1,465,000
State Higher Educational
 Facilities Authority
 Revenue, LOC Harris
 Trust & Savings Bank            0.98%         10/1/2020          900,000(e)           900,000
State Higher Educational
 Facilities Authority
 Revenue, LOC Harris
 Trust & Savings Bank            0.98%         10/1/2030        1,400,000(e)         1,400,000
                                                                                    ----------
                                                                                     9,753,000
                                                                                    ----------
MISSISSIPPI (0.16%)
Jackson County PCR,
 Guaranty:
 ChevronTexaco
 Corporation                     1.00%          6/1/2023          500,000(e)           500,000
                                                                                    ----------
MISSOURI (1.00%)
State Development
 Finance Board
 Revenue, LOC U.S.
 Bank                            1.03%          6/1/2033          800,000(e)           800,000
State Health And
 Educational Facilities
 Authority (Bethesda),
 LOC U.S. Bank                   1.03%          8/1/2031          500,000(e)           500,000
State Health and
 Education Facilities
 Authority (St Francis),
 LOC Dexia CLF                   0.98%          6/1/2026        1,835,000(e)         1,835,000
                                                                                    ----------
                                                                                     3,135,000
                                                                                    ----------
MONTANA (0.17%)
Forsyth PCR (Pacificorp
 Project), LOC JP
 Morgan Chase                    1.03%          1/1/2018          550,000(e)           550,000
                                                                                    ----------
NEBRASKA (1.18%)
Lancaster County
 Hospital Authority
 (Immanuel), LOC
 LaSalle Bank                    1.00%          7/1/2030        3,700,000(e)         3,700,000
                                                                                    ----------

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

                   INSTITUTIONAL TAX-FREE MONEY MARKET FUND
                      INVESTMENTS IN SECURITIES (UNAUDITED)
                          JANUARY 31, 2004 (CONTINUED)
--------------------------------------------------------------------------------

                                              MATURITY             PRINCIPAL          MARKET
NAME OF ISSUER(f)              YIELD            DATE                AMOUNT           VALUE(a)
-------------------------   ----------   ------------------   ------------------    -----------
            (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
NEVADA (0.54%)
Clark County Airport
 Revenue, LOC
 Bayerische
 Landesbank                      0.88%          7/1/2029        1,400,000(e)         1,400,000
Clark County School
 District, FSA Insured           0.88%         6/15/2021       $   300,000(e)       $  300,000
                                                                                    ----------
                                                                                     1,700,000
                                                                                    ----------
NEW JERSEY (4.95%)
State Sports &
 Exposition Authority,
 MBIA Insured                    0.88%          9/1/2024        3,500,000(e)         3,500,000
State Turnpike Authority,
 FGIC Insured                    0.91%          1/1/2018       12,000,000(e)        12,000,000
                                                                                    ----------
                                                                                    15,500,000
                                                                                    ----------
NEW YORK (3.80%)
New York City GO,
 MBIA Insured                    0.96%         8/15/2004        2,225,000            2,225,000
New York City GO,
 MBIA Insured                    0.98%         8/15/2011          900,000(e)           900,000
New York City GO, LOC
 JP Morgan Chase                 0.95%          8/1/2017        1,335,000(e)         1,335,000
New York City GO, LOC
 JP Morgan Chase                 0.96%          8/1/2018          300,000(e)           300,000
New York City GO, LOC
 JP Morgan Chase                 0.95%         8/15/2018           75,000(e)            75,000
New York City GO,
 AMBAC Insured                   0.96%         8/15/2018        1,500,000(e)         1,500,000
New York City GO, LOC
 JP Morgan Chase                 0.95%          8/1/2021        1,460,000(e)         1,460,000
New York City Municipal
 Water Finance
 Authority, FGIC Insured         0.96%         6/15/2022        1,550,000(e)         1,550,000
State Energy Research
 & Development
 Authority PCR, LOC
 Mellon Bank                     0.96%          2/1/2029          500,000(e)           500,000
State Energy Research
 & Development
 Authority PCR, LOC
 Bank One                        0.95%          6/1/2029          600,000(e)           600,000
State Local Government
 Assistance Program,
 LOC Bank of Nova
 Scotia                          0.87%          4/1/2025          985,000(e)           985,000
Triborough Bridge &
 Tunnel Authority, FSA
 Insured                         0.90%          1/1/2031          475,000(e)           475,000
                                                                                    ----------
                                                                                    11,905,000
                                                                                    ----------


                                              MATURITY             PRINCIPAL          MARKET
NAME OF ISSUER(f)              YIELD            DATE                AMOUNT           VALUE(a)
-------------------------   ----------   ------------------   ------------------    -----------
            (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
NORTH DAKOTA (0.47%)
City of Grand Forks,
 LOC LaSalle Bank                0.98%         12/1/2025          400,000(e)           400,000
Grand Forks Health
 Care Facilities (United
 Hospital), LOC LaSalle
 Bank                            0.98%         12/1/2016       $   200,000(e)       $  200,000
Ward County Health
 Care Revenue, LOC
 U.S. Bank                       1.03%          7/1/2029          860,000(e)           860,000
                                                                                    ----------
                                                                                     1,460,000
                                                                                    ----------
OHIO (2.74%)
Cuyahoga County
 Hospital Revenue,
 LOC JP Morgan Chase             0.94%          1/1/2016        1,750,000(e)         1,750,000
Franklin County Hospital
 Revenue, LOC
 National City Bank              0.95%         12/1/2028        5,300,000(e)         5,300,000
State Housing Finance
 Agency MFHR
 (Kenwood Retirement),
 LOC JP Morgan Chase             1.05%         12/1/2015          800,000(e)           800,000
Warren County Health
 Care Facilities
 (Otterbein Homes
 Project), LOC Fifth
 Third Bank                      1.09%          7/1/2023          745,000(e)           745,000
                                                                                    ----------
                                                                                     8,595,000
                                                                                    ----------
PENNSYLVANIA (00.77%)
Chichester School
 District, FGIC Insured          1.04%          9/1/2004        1,220,000            1,212,544
Philadelphia, FSA
 Insured                         0.86%         3/15/2004        1,000,000            1,004,870
Washington County
 Higher Education Pool
 Lease, LOC Wachovia
 Bank                            0.99%         11/1/2005          200,000(e)           200,000
                                                                                    ----------
                                                                                     2,417,414
                                                                                    ----------
SOUTH DAKOTA (1.04%)
Lawrence County PCR,
 LOC JP Morgan Chase             0.98%          7/1/2032        1,200,000(e)         1,200,000
Lower Brule Sioux Tribe,
 LOC Wells Fargo                 1.00%         12/1/2011        2,060,000(e)         2,060,000
                                                                                    ----------
                                                                                     3,260,000
                                                                                    ----------
TEXAS (9.28%)
Angelina & Neches
 River Authority, LOC
 Bank of America                 1.00%          5/1/2014          300,000(e)           300,000

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

                   INSTITUTIONAL TAX-FREE MONEY MARKET FUND
                      INVESTMENTS IN SECURITIES (UNAUDITED)
                          JANUARY 31, 2004 (CONTINUED)
--------------------------------------------------------------------------------

                                                MATURITY             PRINCIPAL             MARKET
NAME OF ISSUER(f)               YIELD             DATE                 AMOUNT             VALUE(a)
--------------------------   -----------   ------------------   -------------------   ----------------
                (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
TEXAS (CONTINUED)
Austin County Industrial
 Development Corp,
 LOC Bank One                    0.95%          12/1/2014          $  2,600,000(e)    $  2,600,000
Bexar County Housing
 Financial Authority,
 LOC FNMA                        0.93%          9/15/2026             1,400,000(e)       1,400,000
Cypress-Fairbanks Texas
 ISD, Guaranty: Texas
 PSF                             1.10%           2/1/2004             1,750,000          1,750,000
Fort Worth Water &
 Sewer, FSA Insured              1.11%          2/15/2004             1,015,000          1,015,342
Goose Creek, Guaranty:
 Texas Perm School
 Fund                            1.10%          2/15/2004             1,250,000          1,249,477
Harris County, LOC
 ExxonMobil
 Corporation                     0.88%           3/1/2024             1,100,000(e)       1,100,000
Houston Water & Sewer,
 AMBAC Insured                   1.15%          12/1/2004             5,000,000          4,952,602
Mesquite Refunding,
 FSA Insured                     0.95%          2/15/2004             1,000,000          1,001,154
Port Neches ISD, LOC
 Texas PSF Guaranteed            0.88%          2/15/2004             1,000,000          1,002,321
Southlake, FSA Insured           1.15%          2/15/2004             1,025,000          1,025,328
State PFA Building
 Revenue, MBIA
 Insured                         0.90%           2/1/2004             1,650,000          1,650,000
State Transportation,
 LOC Texas State
 Transportation                  1.12%          8/31/2004            10,000,000         10,050,437
                                                                                      ------------
                                                                                        29,096,661
                                                                                      ------------
UTAH (0.48%)
Carbon County PCR
 (Pacificorp), AMBAC
 Insured                         1.00%          11/1/2024               500,000(e)         500,000
Sanpete County School
 Facilities Revenue,
 LOC U.S. Bank                   1.05%           8/1/2028             1,000,000(e)       1,000,000
                                                                                      ------------
                                                                                         1,500,000
                                                                                      ------------
VIRGINIA (1.98%)
Alexandria IDA (Pooled
 Income Project), LOC
 Bank of America                 0.95%           7/1/2026             1,050,000(e)       1,050,000
Peninsula Port Authority,
 LOC Citibank                    0.94%           7/1/2016             3,500,000(e)       3,500,000


                                                MATURITY             PRINCIPAL             MARKET
NAME OF ISSUER(f)               YIELD             DATE                 AMOUNT             VALUE(a)
--------------------------   -----------   ------------------   -------------------   ----------------
                (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS.)
VIRGINIA (CONTINUED)
Roanoke County IDA
 Healthcare, LOC
 Wachovia Bank                   0.96%          10/1/2015          $  1,650,000(e)    $  1,650,000
                                                                                      ------------
                                                                                         6,200,000
                                                                                      ------------
WASHINGTON (0.61%)
State Health Care
 Facilities Authority
 Revenue, MBIA
 Insured                         0.98%          2/15/2027               200,000(e)         200,000
State Public Power
 Supply, LOC Bank of
 America                         0.92%           7/1/2017               700,000(e)         700,000
State Public Power
 Supply, MBIA Insured            0.91%           7/1/2012             1,000,000(e)       1,000,000
                                                                                      ------------
                                                                                         1,900,000
                                                                                      ------------
WISCONSIN (2.38%)
State Health &
 Education Facilities
 Authority Revenue,
 FSA Insured                     0.98%          12/1/2029               800,000(e)         800,000
State Health &
 Education Facilities
 Authority Revenue,
 AMBAC Insured                   0.98%          8/15/2030             1,050,000(e)       1,050,000
State Health &
 Education Facilities
 Authority Revenue,
 LOC LaSalle Bank                0.97%           5/1/2030             4,100,000(e)       4,100,000
State Health &
 Educational Facilities
 Authority Revenue,
 LOC U.S. Bank                   1.00%           5/1/2032             1,500,000(e)       1,500,000
                                                                                      ------------
                                                                                         7,450,000
                                                                                      ------------
WYOMING (0.32%)
Sweetwater County
 (Pacific Corporation
 Project), LOC Bank
 One                             1.03%           1/1/2014             1,000,000(e)       1,000,000
--------------------------------------------------------------------------------------------------
Total Investments in Securities
 (amortized cost: $315,069,481) (b)                                                   $315,069,481
==================================================================================================

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

                       NOTES TO INVESTMENTS IN SECURITIES
--------------------------------------------------------------------------------


(a) Securities are valued in accordance with procedures described in note 2 to the financial statements.
(b) Also represents cost for federal income tax purposes.
(c) All or a portion consists of commercial paper sold within terms of a private placement memorandum, exempt from registration under section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Directors.
(d) All or a portion consists of short-term securities with interest rates that reset at set intervals at rates that are based on specific market indices. Rate shown is the effective rate on January 31, 2004.
(e) Interest rate varies to reflect current market conditions; rate shown is the effective rate on January 31, 2004. The maturity date shown represents final maturity. However, for purposes of Rule 2a-7, maturity is the next interest rate reset date at which time the security can be put back to the issuer.
(f) Portfolio abbreviations:

              AMBAC --   American Municipal Bond Association Corporation
               FGIC --   Financial Guaranty Insurance Corporation
              FHLMC --   Federal Home Loan Mortgage Corporation
               FNMA --   Federal National Mortgage Association
                FSA --   Financial Security Assurance Corporation
                 GO --   General Obligation
                IDA --   Industrial Development Authority
                IDR --   Industrial Development Revenue
                ISD --   Independent School District
                LOC --   Letter of Credit
               MBIA --   Municipal Bond Insurance Association
               MFHR --   Multi-Family Housing Revenue
                PCR --   Pollution Control Revenue
                PSF --   Permanent School Fund






















              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

The Great Hall family of funds is managed to provide competitive returns at minimal risk to the investor. With five money market funds available for both institutional and individual investors, the Funds offer a diversity of options for today's informed investor.

Managed by Voyageur Asset Management Inc., the Great Hall Investment Funds follow a rigorous research process. This process involves proprietary analysis, diligent trade execution, and an attention to detail that is critical to the success of your investment. With any of our five funds, the Great Hall management team is looking out for your future.

Enhancing returns. Protecting your money. That's the philosophy of the Great Hall family of funds. That's the philosophy that works for you.

Great Hall Investment Funds, Inc.                                PRSRT STD
60 South Sixth Street                                            US POSTAGE
Minneapolis, MN 55402                                               PAID
(800) 934-6674                                                   PERMIT 100
                                                                  MPLS MN

















                                                                  M4110 (3/04)

ITEM 2. CODE OF ETHICS.

         Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

         NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

          (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                    (i) Has at least one audit committee financial expert serving on its audit committee; or

                    (ii) Does not have an audit committee financial expert serving on its audit committee.

               (2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                    (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

               (3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

     (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

     (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

     (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER DECEMBER 15, 2003.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

          (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B)
               of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.
          (b)  If applicable, provide the disclosure required by Rule 10A-3(d)
               under the Exchange Act (17CFR 240.10A-3(d)) regarding an
               exemption from the listing standards for all audit committees.

NOT APPLICABLE.

ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities. NOT APPLICABLE.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

NOT APPLICABLE.


ITEM 10. CONTROLS AND PROCEDURES.

     (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS (i) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (ii) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL HALF-YEAR (THE REGISTRANT'S SECOND FISCAL HALF-YEAR IN THE CASE OF AN ANNUAL REPORT) THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 11. EXHIBITS.

     (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. NOT APPLICABLE - ONLY EFFECTIVE FOR ANNUAL REPORTS.

     (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2). CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

     (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. NOT APPLICABLE. [IF AN OPEN-END FUND OR IF THE CLOSED END FUND HAS NONE TO REPORT.]


     (b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940. CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.



                                   SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Great Hall Investment Funds, Inc.
             -------------------------------------------------------------------

By (Signature and Title)*               /s/ Jennifer Lammers
                         -------------------------------------------------------
                                     Jennifer Lammers, President

Date       4/6/04
    ---------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Jennifer Lammers
                         -------------------------------------------------------
                                     Jennifer Lammers, President

Date       4/6/04
    ---------------------

By (Signature and Title)*             /s/  Christopher Tomas
                         ------------------------------------------------------
                                   Christopher Tomas, Treasurer

Date       4/6/04
    ---------------------


* Print the name and title of each signing officer under his or her signature.